HIGH INCOME
PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.





FUND LOGO






Quarterly Report

June 30, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





HIGH INCOME PORTFOLIO



TO OUR SHAREHOLDERS


We are pleased to provide you with this quarterly report to shareholders for High Income Portfolio. As of June 30, 1997, the
Investment Grade and Intermediate Term Portfolios will appear in a separate report to shareholders.

The Environment
Shifting investor perceptions regarding the direction of the US economy brought continued volatility to the US financial markets during much of the quarter ended June 30, 1997. Increasing evidence of noninflationary economic growth boosted investor confidence, which was confirmed further shortly after the quarter's close when, as widely expected, the Federal Reserve Board (FRB) chose to leave monetary policy unchanged. This confluence of positive indicators helped produce a significant rally in the US stock market. The unmanaged Standard & Poor's 500 Composite Average, led by its 50 largest issues (in terms of stock market capitalization), generated a +17.43% total return for the second quarter. A slight decline in interest rates during the quarter resulted in a modest positive total return for US fixed-income investments.

Current consensus expectations are for the US economy's rate of growth to lose some momentum. Although gross domestic product growth for the first quarter of the year was revised slightly upward to 5.9%, there are indications that the second quarter's rate of growth will be lower. At the same time, inflationary pressures remain contained, supported by the June employment report showing moderate growth in wages along with a slight increase in unemployment. It remains to be seen whether economic activity moderates enough to rule out future FRB monetary policy tightenings.

The US dollar continued to be strong relative to other currencies. In Europe, investors are uncertain regarding the viability of economic and monetary union, while scandals continue to depress investor confidence in Japan. At present, it appears that the US economy is perceived most favorably by investors for its ongoing growth and limited inflationary pressures. If economic data releases continue to support this point of view, the outlook for the US capital markets will remain positive.


The High-Yield Market
The high-yield market experienced a strong June quarter, bouncing back from the soft March quarter which largely resulted from an FRB interest rate hike. Total returns for the June quarter and for the year-to-date are compared in the table below:

                            Quarter Ended            1997
                               6/30/97            Year-to-Date

Merrill Lynch High
Yield Master Index             +4.75%                +5.84%

Ten-Year Treasury
Securities                     +4.72%                +2.44%

High Income Portfolio:
   Class A Shares              +5.16%                +5.83%
   Class B Shares              +5.09%                +5.56%
   Class C Shares              +4.94%                +5.40%
   Class D Shares              +5.22%                +5.83%

Bond market fundamentals were generally favorable during the three months ended June 30, 1997. Reported inflation remained low, and a modest softening in the economy allowed the FRB to avoid another monetary policy tightening. The high-yield market continued to benefit from a positive environment. Default rates remain low with Moody's Investors Service, Inc. reporting a rate of 1.7% for the 12 months ended June 30, 1997 as compared to 2.4% for the same period in 1996.

Industry fundamentals in most of the areas of the high-yield market have been positive. The domestic cable sector benefited from a $1 billion investment by Microsoft Corp. in Comcast Corporation. Microsoft believes that upgraded cable systems will provide an important information link between personal computer programmers like Microsoft and the home. For the cable industry this would be a major source of revenue. The improved perception of cable caused yields on bonds in this sector to narrow by 0.5% to 1% off US Treasury securities of comparable maturities. In the depressed paper industry, it appeared that price increases on various paper grades were holding at June quarter-end and that perhaps depressed earnings in the industry would begin to expand. The paper industry is one of the few cyclical industries experiencing weak earnings. In general, the bond rating firm Duff & Phelps Corp., which covers a large percentage of the high-yield universe and changes its ratings aggressively to reflect changed credit quality, reported 28 upgrades versus 14 downgrades for the June quarter. For the six months ended June 30, 1997, 66 upgrades and 30 downgrades were reported.

Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

Reflecting the positive fundamentals, valuations remain quite full. As shown in the "Yield Spread History" line graph on page 3, yield spreads between high-yield securities and Treasury bonds remained relatively narrow by June quarter-end, while risk premiums stayed historically low. In addition, the overall quality of new-issue supply remains good. Bonds rated B or better constituted approximately 80% of supply during the first half of 1997, which is in line with the average of recent years. Supply has been building during the June quarter, and it appears that the September quarter may provide record issuance.


Portfolio Strategy
While we believe that the generally favorable environment for high-yield securities should continue, small credit risk premiums leave no room for negative surprises. In general, the most favorable risk/reward ratio can be found in the higher-quality end of the high-yield market. Currently, yield spreads are relatively narrow between BB-rated and B-rated issues as shown in the "Quality Spread" line graph on page 3.

The narrow yield spreads between high-yield securities and Treasury bonds and between BB-rated and B-rated issues reflect investor fears regarding defaults and future deterioration in credit quality when yield spreads are extremely wide. For example, in late 1990, the yield spread between BB-rated and B-rated issues reflected default rates of 9%--10% and extreme investor sensitivity to credit risk. The current spread of about 1.50% between rating categories reflects investor complacency. The high-yield environment may not get any better than this, although it could get worse. Conditions that could increase investor sensitivity to credit risk include a significant stock market correction, rising default rates, a slower economy or slower profit growth.

Accordingly, we are overweighted in bonds rated at least BB, which constituted 42% of invested assets at June 30, 1997. Cash equivalents are also above average, constituting 13% of net assets at June 30, 1997. This reflects our unwillingness to commit assets to overvalued or poor quality issues. In the first half of 1997, we did not believe enough attractive investments were available. We anticipate the heavy increase in supply expected during the September quarter to ameliorate this situation.


In Conclusion
We appreciate your ongoing investment in Merrill Lynch Corporate
Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Vincent T. Lathbury III)
Vincent T. Lathbury III
Vice President and Portfolio Manager





July 30, 1997


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

HIGH YIELD VALUATION MEASURES


Yield Spread History*

A line graph depicting the yield spread between the 10-year US
Treasury bond and the Merrill Lynch High Yield Master Index over a ten-year period beginning at about 450 basis points on 1/88 and ending at about 300 basis points on 1/97.

[FN]
*Line graph depicts the yield spread between the 10-year US
 Treasury bond and the Merrill Lynch High Yield Master Index.


Quality Spread*

A line graph depicting the yield spread between BB-rated and B-rated quality issues over a nine-year period beginning at about 195 basis points on 1/89 and ending at about 195 basis points on 1/97.

[FN]
*Line graph depicts the yield spread between BB-rated and B-rated quality issues.

PORTFOLIO INFORMATION


Quality Profile*                          Percent of
S&P Rating/Moody's Rating                Market Value

BBB/Baa                                      4.0%
BB/Ba                                       35.0
B/B                                         49.0
CCC/Caa                                      4.0
Not Rated                                    5.0
US Government Securities                     3.0

[FN]
*In cases when bonds are rated differently by Standard & Poor's
 Corporation and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.



Geographic Profile                        Percent of
Top Five Countries                        Net Assets

United Kingdom                               4.3%
Argentina                                    2.9
Mexico                                       2.9
Canada                                       2.1
Brazil                                       2.0


                                          Percent of
Five Largest Industries                   Net Assets

Energy                                       7.7%
Cable--Domestic                              7.2
Cable--International                         7.1
Paper & Forest Products                      4.0
Gaming                                       3.9


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

PORTFOLIO INFORMATION (concluded)

                                                                                                                   Percent of
Ten Largest Holdings                                                                                               Net Assets
Transamerican Energy          TransAmerican is a privately held holding company whose principal subsidiaries are         2.8%
11.50%            6/15/2002   wholly-owned by TransAmerican Refining Corp. (TARC) and 69%-owned TransTexas Gas
13%               6/15/2002   Corp., a publicly-held company which explores for and produces oil and natural gas primarily in South Texas. TARC is in the midst of a two-phase construction and expansion program which, when finished, will give it one of the largest and most complex refineries in the United States. Our bonds are secured by some 33 million shares of TransTexas common and two intercompany loans secured by mortgages on substantially all of the assets of TARC and TransTexas.

Time Warner Inc.              Time Warner is a media and entertainment company with interests in entertainment,          1.3
Preferred Stock               cable programming and sports franchises, publishing and cable. Our holding, a
(Series K)                    preferred stock, can be paid in cash or preferred stock at the company's option.

Lenfest Communications,       Through its primary subsidiary, Suburban Cable, Lenfest offers cable service to            1.3
Inc.                          nearly one million cable customers in Pennsylvania, New Jersey and Delaware.
8.375%           11/01/2005
10.50%            6/15/2006

Century Communications        Century owns and operates 70 cable systems in 25 states and Puerto Rico. In addition,      1.3
Corporation                   the company has a 31.8% common equity interest in Centennial Cellular, a provider of
9.75%             2/15/2002   wireless telephone service in four geographic areas in the United States and Puerto Rico.
9.50%             3/01/2005

Trump Atlantic City           Trump Atlantic City owns and operates the Trump Taj Mahal, the Trump Plaza and the         1.2
Associates                    Trump World's Fair hotel-casinos, all located on the boardwalk in Atlantic City,
11.25%            5/01/2006   New Jersey. These bonds are secured by mortgages on the properties.

Nextel Communications         Nextel offers digital and analog wireless communication services throughout the United     1.2
Inc.                          States. The company's digital service currently covers approximately 50% of the total
12.08%            8/15/2004   US population and will, once completed, enable Nextel to offer nationwide digital
13.852%           4/15/2004   wireless service. (Our Nextel holdings include Dial Call Communications, a 1995 acquisition.)

US Air Inc.                   US Air is the sixth-largest US airline, with major hubs in Pittsburgh, Charlotte,          1.2
                              Philadelphia and Baltimore and routes covering most of the Eastern half of the
9.625%            2/01/2001   country. Our investment includes a sizable amount of equipment trust certificates
10.375%           3/01/2013   secured by modern, saleable aircraft.
Series 89A1,
 9.33%            1/01/2006
Series A, 10.70%  1/15/2007
Series C, 10.70%  1/15/2007
Series E, 10.70%  1/15/2007
Series F, 10.70%  1/01/2003
Series G, 10.70%  1/01/2003
Series H, 10.70%  1/01/2003
Series I, 10.70%  1/01/2003

HMC Acquisition               HMC, a wholly-owned subsidiary of Host Marriott Corporation, owns 50 full-service          1.1
Properties                    hotels and has investment stakes in eight others, comprising the majority of Host
9%               12/15/2007   Marriott's lodging properties. All but three are operated under Marriott or
                              Ritz-Carlton brand names. Host Marriott manages most of the properties for fees based on revenues or operating profit.

NTL Incorporated              Through various subsidiaries, NTL Inc. owns and operates television and radio              1.1
10%               2/15/2007   broadcasting, cable television and telecommunications systems in the United
Series B, 11.702% 2/01/2006   Kingdom. Prior to March of 1997, the company was called International Cabletel.
Preferred Stock

Paging Network, Inc.          The company is the largest provider of paging services in the United States with           1.0
10%              10/15/2008   operations in all 50 states, Puerto Rico and Canada. A recently launched service called "Voice Now" provides recorded voice messages plus CNN news, sports and stock quotes.

Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B
  Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total
Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/97                        +14.43%        + 9.85%
Five Years Ended 6/30/97                  +11.36         +10.46
Ten Years Ended 6/30/97                   +11.61         +11.15

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/97                        +13.71%        + 9.71%
Five Years Ended 6/30/97                  +10.55         +10.55
Inception (10/21/88) through 6/30/97      +11.39         +11.39

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/97                        +13.65%        +12.65%
Inception (10/21/94)
through 6/30/97                           +12.25         +12.25

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/97                        +14.29%        + 9.72%
Inception (10/21/94) through 6/30/97      +12.88         +11.18

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

PERFORMANCE DATA (continued)



Performance Summary--Class A Shares
                                                            Net Asset Value
Period Covered                                      Beginning             Ending            Dividends Paid*        % Change**
11/10/78--12/31/78                                    $9.60               $9.54                $ 0.13                + 0.73%
1979                                                   9.54                8.73                  1.05(a)             + 2.36
1980                                                   8.73                7.91                  1.07                + 3.08
1981                                                   7.91                7.26                  1.12                + 6.48
1982                                                   7.26                7.74                  1.04                +23.09
1983                                                   7.74                8.10                  1.01                +18.32
1984                                                   8.10                7.72                  1.02                + 8.66
1985                                                   7.72                8.29                  1.01                +21.61
1986                                                   8.29                8.34                  0.98                +12.91
1987                                                   8.34                7.80                  0.95                + 4.94
1988                                                   7.80                7.80                  0.95                +12.71
1989                                                   7.80                7.17                  0.97                + 4.33
1990                                                   7.17                5.88                  1.00                - 4.61
1991                                                   5.88                7.21                  0.90                +39.75
1992                                                   7.21                7.78                  0.86                +20.64
1993                                                   7.78                8.32                  0.76                +17.39
1994                                                   8.32                7.31                  0.80                - 2.69
1995                                                   7.31                7.83                  0.77                +18.38
1996                                                   7.83                8.01                  0.75                +12.45
1/1/97--6/30/97                                        8.01                8.10                  0.34                + 5.83
                                                                                               ------
                                                                                         Total $17.48

                                                                             Cumulative total return as of 6/30/97: +685.47%**

Performance Summary--Class B Shares
                                                           Net Asset Value
Period Covered                                      Beginning             Ending            Dividends Paid*        % Change***
10/21/88--12/31/88                                    $7.92               $7.80                 $0.18                + 0.74%
1989                                                   7.80                7.17                  0.91                + 3.54
1990                                                   7.17                5.89                  0.95                - 5.18
1991                                                   5.89                7.22                  0.84                +38.67
1992                                                   7.22                7.78                  0.80                +19.57
1993                                                   7.78                8.33                  0.70                +16.65
1994                                                   8.33                7.31                  0.74                - 3.54
1995                                                   7.31                7.83                  0.72                +17.49
1996                                                   7.83                8.01                  0.69                +11.60
1/1/97--6/30/97                                        8.01                8.11                  0.32                + 5.56
                                                                                                -----
                                                                                          Total $6.85

                                                                             Cumulative total return as of 6/30/97: +155.43%***

  *Figures may include short-term capital gains distributions.
 **Figures do not include sales charge; results would be lower if sales charge was included.
***Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
(a)Distribution includes $0.024 per share capital gains distributions.

Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

PERFORMANCE DATA (concluded)


Performance Summary--Class C Shares
                                                            Net Asset Value
Period Covered                                      Beginning             Ending            Dividends Paid*        % Change**
10/21/94--12/31/94                                    $7.59               $7.32                 $0.18                - 1.15%
1995                                                   7.32                7.83                  0.71                +17.27
1996                                                   7.83                8.02                  0.68                +11.68
1/1/97--6/30/97                                        8.02                8.11                  0.31                + 5.40
                                                                                                -----
                                                                                          Total $1.88

                                                                              Cumulative total return as of 6/30/97: +36.46%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance Summary--Class D Shares
                                                            Net Asset Value
Period Covered                                      Beginning             Ending            Dividends Paid*        % Change**
10/21/94--12/31/94                                    $7.59               $7.31                 $0.19                - 1.17%
1995                                                   7.31                7.83                  0.75                +18.09
1996                                                   7.83                8.01                  0.73                +12.17
1/1/97--6/30/97                                        8.01                8.11                  0.34                + 5.83
                                                                                                -----
                                                                                          Total $2.01

                                                                              Cumulative total return as of 6/30/97: +38.54%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Recent Performance Results*
                                                                                                                   Standardized
                                                                                             12 Month   3 Month    30-day Yield
                                                           6/30/97     3/31/97    6/30/96    % Change   % Change   As of 6/30/97
High Income Portfolio Class A Shares                        $8.10       $7.88      $7.77      + 4.25%     +2.79%       8.45%
High Income Portfolio Class B Shares                         8.11        7.88       7.77      + 4.38      +2.92        8.02
High Income Portfolio Class C Shares                         8.11        7.89       7.77      + 4.38      +2.79        7.97
High Income Portfolio Class D Shares                         8.11        7.88       7.77      + 4.38      +2.92        8.20
High Income Portfolio Class A Shares--Total Return                                            +14.43(1)   +5.16(2)
High Income Portfolio Class B Shares--Total Return                                            +13.71(3)   +5.09(4)
High Income Portfolio Class C Shares--Total Return                                            +13.65(5)   +4.94(6)
High Income Portfolio Class D Shares--Total Return                                            +14.29(7)   +5.22(8)

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.745 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.183 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.685 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.168 per share ordinary income dividends.
(5)Percent change includes reinvestment of $0.681 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.167 per share ordinary income dividends.
(7)Percent change includes reinvestment of $0.726 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.179 per share ordinary income dividends.

Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds
Airlines--1.2%                                  Piedmont Aviation, Inc.:
                  B+       B1    $ 1,304,000        Series 88J, 10.05% due 5/13/2005       $    1,181,685  $    1,336,600
                  B+       B1      1,116,000        Series 88J, 10.10% due 5/13/2007              999,021       1,153,632
                  B+       B1      3,767,000        Series 88J, 10.10% due 5/13/2009            3,327,542       3,889,295
                  B+       B1      2,710,000        Series 88J, 10.15% due 5/13/2011            2,366,806       2,825,324
                  B+       B1        104,000        Series 88J, 10.20% due 5/13/2012               90,874         105,904
                  B+       B1      2,226,000        Series 88K, 10% due 5/13/2004               2,026,506       2,274,783
                  B+       B1      2,666,000        Series 88K, 10.10% due 5/13/2008            2,374,020       2,748,366
                  B+       B1      2,550,000        Series 88K, 10.15% due 5/13/2010            2,251,293       2,645,727
                  B+       B1      1,985,000        Series E, 10.30% due 3/28/2007              1,855,291       2,076,072
                  B+       B1      1,950,000        Series F, 10.35% due 3/28/2011              1,999,719       2,061,920
                  B+       B1      1,500,000        Series H, 10% due 11/08/2012                1,493,250       1,510,575
                                                USAir Inc.:
                  B+       B3     25,000,000        9.625% due 2/01/2001                       20,109,906      25,687,500
                  B+       B1     21,000,000        10.375% due 3/01/2013                      20,768,125      22,785,000
                  B+       B1      4,917,665        Series 89A1, 9.33% due 1/01/2006++          4,651,966       4,628,752
                  B+       B1      1,432,000        Series A, 10.70% due 1/15/2007              1,525,137       1,532,684
                  B+       B1      1,815,000        Series C, 10.70% due 1/15/2007              1,933,048       1,942,613
                  B+       B1      1,107,000        Series E, 10.70% due 1/15/2007              1,159,472       1,184,833
                  B+       B1      1,092,000        Series F, 10.70% due 1/01/2003                984,165       1,161,702
                  B+       B1      1,092,000        Series G, 10.70% due 1/01/2003                984,165       1,161,702
                  B+       B1      1,092,000        Series H, 10.70% due 1/01/2003                984,165       1,161,702
                  B+       B1      1,092,000        Series I, 10.70% due 1/01/2003                984,165       1,161,702
                                                                                           --------------  --------------
                                                                                               74,050,321      85,036,388

Automotive--0.5%  B        B3     10,000,000    Collins & Aikman Corp., 11.50% due
                                                    4/15/2006                                  10,000,000      11,300,000
                  B+       B1     21,875,000    Exide Corp., 10.75% due 12/15/2002             22,358,281      23,050,781
                                                                                           --------------  --------------
                                                                                               32,358,281      34,350,781

Broadcasting--    B-       B2     19,240,000    Argyle Television Inc., 9.75% due
Radio &                                             11/01/2005                                 19,003,950      20,057,700
Television--2.0%  B-       B2     17,500,000    EZ Communications, Inc., 9.75% due
                                                    12/01/2005                                 17,361,575      18,462,500
                  B-       B3     35,000,000    SFX Broadcasting Inc., 10.75% due
                                                    5/15/2006                                  34,918,750      37,975,000
                                                Sinclair Broadcasting Group Inc.:
                  B        B2     15,000,000        10% due 12/15/2003                         15,036,250      15,487,500
                  B        B2     50,000,000        10% due 9/30/2005                          50,343,269      51,625,000
                                                                                           --------------  --------------
                                                                                              136,663,794     143,607,700

Building          BB       B1     15,000,000    Cemex S.A., 12.75% due 7/15/2006               15,000,000      17,437,500
Materials--1.1%                                 Nortek Inc.:
                  B-       B2     20,550,000        9.875% due 3/01/2004                       20,362,365      21,166,500
                  B+       Ba3     9,000,000        9.25% due 3/15/2007                         8,947,980       9,225,000
                  BB+      Ba2    29,084,000    US Gypsum Corp., 8.75% due 3/01/2017           25,890,006      30,029,230
                                                                                           --------------  --------------
                                                                                               70,200,351      77,858,230

Cable--                                         American Telecasting, Inc. (a):
Domestic--        CCC+     Caa    48,190,545        18.79% due 6/15/2004                       30,470,215      14,878,831
7.2%              CCC+     Caa     9,430,000        26.322% due 8/15/2005                       2,990,397       2,593,250
                  NR*      NR*    20,000,000    CCA Industries, Inc., 13% due
                                                    12/31/1999++++                             16,463,336      17,822,935
                  CCC+     Caa    10,500,000    CS Wireless Systems Inc., 12.041% due
                                                    3/01/2001 (a)                               6,687,129       2,467,500
                                                Cablevision System Corp.:
                  B        B2     13,750,000        9.875% due 5/16/2006                       13,718,750      14,678,125
                  B        B2      5,000,000        10.50% due 5/15/2016                        4,900,000       5,462,500


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds (continued)
Cable--                                         Century Communications Corporation:
Domestic          BB-      Ba3  $ 44,500,000        9.75% due 2/15/2002                    $   44,895,938  $   46,558,125
(concluded)       BB-      Ba3    42,000,000        9.50% due 3/01/2005                        41,400,313      43,155,000
                                                Comcast Corporation:
                  BB+      Ba3     5,000,000        9.125% due 10/15/2006                       5,112,500       5,237,500
                  BB+      Ba3    30,000,000        9.50% due 1/15/2008                        29,468,813      31,575,000
                  B        B2     55,000,000    Echostar Communications Corp., 12.77%
                                                    due 6/01/2004 (a)(i)                       43,275,801      46,543,750
                  NR*      Caa    20,000,000    Echostar DBS Corp., 12.50% due 7/01/2002       20,000,000      19,812,500
                  B        B2     31,000,000    Intermedia Capital Partners L.P., 11.25%
                                                    due 8/01/2006                              31,002,500      33,945,000
                                                Lenfest Communications, Inc.:
                  BB+      Ba3    50,000,000        8.375% due 11/01/2005                      47,987,450      49,375,000
                  BB-      B2     40,000,000        10.50% due 6/15/2006                       40,444,200      43,550,000
                  B        B1     50,000,000    Olympus Communications L.P., 10.625% due
                                                    11/15/2006                                 50,282,500      52,750,000
                  CCC+     Caa    25,000,000    People's Choice T.V. Corporation, 15.21%
                                                    due 6/01/2004 (a)                          15,584,609       9,187,500
                  BB+      Ba3    40,000,000    TCI Communications Inc., 9.65% due
                                                    3/31/2027                                  40,258,360      42,348,200
                  B-       B3     20,000,000    TCI Satellite Entertainment, Inc., 6.03%
                                                    due 2/15/2007 (a)                          11,269,491      11,900,000
                  B-       B3     50,338,000    Wireless One Inc., 13.50% due
                                                    8/01/2006 (a)(d)                           29,509,860      13,591,260
                                                                                           --------------  --------------
                                                                                              525,722,162     507,431,976

Cable--           CCC      Caa    79,117,000    Australis Media Ltd., 13.81%
International--                                     due 5/15/2003 (a)(f)                       53,991,500      58,150,995
7.1%              B-       B2     10,000,000    Azteca Holdings S.A., 11% due
                                                    6/15/2002                                   9,962,200      10,112,500
                  BB-      Baa3   59,000,000    Bell Cablemedia PLC, 11.86% due
                                                    9/15/2005 (a)                              40,779,849      49,412,500
                  B-       B2     55,000,000    Comcast UK Cable Partners Ltd.,
                                                    11.23% due 11/15/2007 (a)                  37,995,571      41,525,000
                  B-       B3     25,000,000    Diamond Cable Communications PLC,
                                                    10.87% due 2/15/2002 (a)                   15,268,988      14,500,000
                                                NTL Inc.:
                  B        B3     25,000,000        10% due 2/15/2007                          25,015,625      25,562,500
                  B        B3     80,000,000        Series B, 11.702% due 2/01/2006 (a)        52,838,376      55,800,000
                  BB+      Ba3    12,500,000    Rogers Cablesystems Ltd., 10% due
                                                    3/15/2005                                  12,769,375      13,531,250
                                                Rogers Communications, Inc.:
                  BB-      B2     35,925,000        10.875% due 4/15/2004                      36,431,094      37,766,156
                  BB-      B2      2,000,000        9.125% due 1/15/2006                        1,897,500       2,015,000
                  BB       B1     75,000,000    TeleWest Communications PLC, 11.02%
                                                    due 10/01/2007 (a)                         52,871,827      54,187,500
                  B-       B2     45,000,000    UIH Australia/Pacific Inc., Series B,
                                                    14% due 5/15/2006 (a)                      26,693,533      28,125,000
                                                United International Holdings, Inc. (a):
                  B-       B3      5,000,000        12.18% due 11/15/1999                       3,715,340       3,875,000
                  B-       B3     50,000,000        13.99% due 11/15/1999 (h)                  36,265,187      38,750,000
                  B-       B3     18,750,000        14% due 11/15/1999                         13,596,737      14,437,500
                  BBB-     Ba3    11,250,000    Videotron Groupe L'TEE, 10.25% due
                                                    10/15/2002                                 11,322,500      11,953,125
                  B+       Baa3   50,000,000    Videotron Holdings PLC, 12.08% due
                                                    7/01/2004 (a)                              38,169,131      45,125,000
                                                                                           --------------  --------------
                                                                                              469,584,333     504,829,026


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds (continued)
Capital Goods--   B+       B1    $21,450,000    Essex Group Inc., 10% due 5/01/2003        $   21,546,500  $   22,576,125
0.9%                                            International Wire Group, Inc.:
                  B-       B3     15,000,000        11.75% due 6/01/2005                       16,312,500      16,350,000
                  B-       B3     25,000,000        11.75% due 6/01/2005                       24,986,250      27,312,500
                                                                                           --------------  --------------
                                                                                               62,845,250      66,238,625

Chemicals--0.7%   BB-      Ba3    15,000,000    Agriculture Minerals & Chemicals
                                                    Company, L.P., 10.75% due 9/30/2003        15,060,000      16,275,000
                                                ISP Holdings Inc.:
                  BB-      Ba3    19,502,000        9.75% due 2/15/2002                        19,502,000      20,769,630
                  B+       Ba3    10,000,000        9% due 10/15/2003                           9,972,100      10,412,500
                                                                                           --------------  --------------
                                                                                               44,534,100      47,457,130

Computer          BB-      Ba1    38,500,000    Advanced Micro Devices, Inc., 11%
Services--1.6%                                      due 8/01/2003                              38,938,750      43,071,875
                  B        B2      5,500,000    Celestica International Inc., 10.50%
                                                    due 12/31/2006                              5,500,000       5,940,000
                                                ComputerVision Corp.:
                  B-       B3     17,000,000        11.375% due 8/15/1999                      16,438,750      16,872,500
                  B+       B2     12,500,000        8% due 12/01/2009                           6,802,472       8,781,250
                  B-       B3     40,500,000    Dictaphone Corp., 11.75% due 8/01/2005         40,114,375      37,462,500
                                                                                           --------------  --------------
                                                                                              107,794,347     112,128,125

Conglomerates--   NR*      NR*     7,279,000    MacAndrews & Forbes Holdings, Inc.,
0.9%                                                13% due 3/01/1999                           6,779,200       7,333,592
                  B+       B3     26,000,000    Sequa Corp., 9.375% due 12/15/2003             25,146,562      26,650,000
                  BB-      NR*    30,000,000    Voto-Votorantim S.A., 8.50% due 6/27/2005      29,862,900      29,850,000
                                                                                           --------------  --------------
                                                                                               61,788,662      63,833,592

Consumer          B        NR*    65,000,000    Coleman Escrow Corp., 11.40% due
Products--2.6%                                      5/15/2001 (a)                              42,341,889      41,437,500
                  B+       Ba3    15,000,000    Coty Inc., 10.25% due 5/01/2005                15,000,000      15,975,000
                  B+       Ba2    45,880,000    International Semi-Tech Microelectronics,
                                                    Inc., 12.51% due 8/15/2000 (a)             30,576,082      27,642,700
                  B        B2      8,000,000    Polymer Group Inc., 12.25% due 7/15/2002        8,323,750       8,840,000
                                                Revlon Consumer Products Corp.:
                  B        B2      3,500,000        9.50% due 6/01/1999                         3,210,168       3,605,000
                  B        B2     27,000,000        9.375% due 4/01/2001                       24,985,048      27,877,500
                  B-       B3      9,500,000        10.50% due 2/15/2003                        8,795,000      10,153,125
                  B+       B1      9,940,000    Samsonite Corporation, 11.125% due
                                                    7/15/2005                                   9,596,732      11,132,800
                  B+       B1     33,550,000    Sealy Corp., 10.25% due 5/01/2003              33,915,500      35,311,375
                                                                                           --------------  --------------
                                                                                              176,744,169     181,975,000

Convertible       NR*      B3      6,195,000    Builders Transport, Inc., 8%
Bonds**--0.2%                                       due 8/15/2005 (3)                           3,614,250       2,911,650
                  BBB+     Baa1    6,375,000    Quantum Health Resources Inc., 4.75%
                                                    due 10/01/2000 (2)                          5,956,562       5,896,875
                  B        CCC1    3,420,000    UNC, Inc., 7.50% due 3/31/2006 (1)              2,013,869       3,402,900
                                                                                           --------------  --------------
                                                                                               11,584,681      12,211,425

Diversified--0.1% B-       B3     10,000,000    Foamex Capital Corp., 9.875% due

Energy--7.7%                                        6/15/2007                                  10,000,000      10,225,000
                  B+       B1     50,000,000    Clark R&M Holdings, Inc., 10.997%
                                                    due 2/15/2000 (a)                          37,748,088      38,125,000
                  B+       B2      9,000,000    Clark USA Inc., Series B, 10.875%
                                                    due 12/01/2005                              9,000,000       9,601,875
                  BBB-     B1     17,500,000    Compania Naviera Perez Companc
                                                    S.A.C.F.I.M.F.A., 9% due 1/30/2004         17,462,500      18,003,125


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds (continued)
Energy            B        B2   $ 20,000,000    Forcenergy, Inc., 8.50% due 2/15/2007      $   19,740,050  $   19,650,000
(concluded)       B+       Ba1    20,000,000    Global Marine Inc., 12.75% due
                                                    12/15/1999                                 20,047,500      21,000,000
                  B        B1     22,000,000    KCS Energy Inc., 11% due 1/15/2003             22,723,750      23,870,000
                  BBB-     B1     17,750,000    Maxus Energy Corp., 9.875% due 10/15/2002      16,726,250      18,703,175
                  BBB-     Baa3   28,000,000    Oleoducto Centrale S.A., 9.35% due
                                                    9/01/2005                                  27,967,500      29,637,440
                  B+       B1     25,500,000    Parker Drilling Co., 9.75% due 11/15/2006      25,510,725      26,806,875
                                                Petroleo Brasileiro S.A.--Petrobras:
                  BB-      B1     13,000,000        10% due 10/17/2006                         13,107,500      13,828,750
                  BB-      B1     15,000,000        10% due 10/17/2006                         14,869,812      15,956,250
                  BB-      Ba3    10,000,000    Pride Petroleum Services Inc., 9.375%
                                                    due 5/01/2007                              10,000,000      10,475,000
                  B+       Ba2    11,250,000    Rowan Companies, Inc., 11.875% due
                                                    12/01/2001                                 11,335,000      12,030,469
                  BB-      B1     25,000,000    Seagull Energy Corp., 8.625% due
                                                    8/01/2005                                  24,990,000      25,625,000
                                                Transamerican Energy:
                  B+       B3     21,340,000        11.50% due 6/15/2002                       21,173,750      20,753,150
                  B+       B3    247,661,000        13% due 6/15/2002 (a)                     192,557,471     180,173,378
                  BB       Ba2    15,000,000    Triton Energy Corp., 9.25% due 4/15/2005       14,936,550      15,900,000
                  B-       B2     20,000,000    United Refining Co., 10.75% due 6/15/2007      20,000,000      19,800,000
                  BBB-     B1     25,000,000    Yacimientos Petroliferos Fiscales S.A.
                                                    (YPF) (Sponsored), 8% due 2/15/2004        19,967,500      25,467,500
                                                                                           --------------  --------------
                                                                                              539,863,946     545,406,987

Entertainment--   B-       B2     40,000,000    AMF Group Inc., Series B, 12.45%
1.0%                                                due 3/15/2006 (a)                          25,391,419      28,650,000
                  B        B2     40,000,000    Six Flags Theme Parks Inc., 12.18% due
                                                    6/15/2005 (a)                              35,738,891      41,350,000
                                                                                           --------------  --------------
                                                                                               61,130,310      70,000,000

Financial         BB-      B2      5,000,000    Arcadia Financial Ltd., 11.50% due
Services--1.3%                                      3/15/2007 (e)                               5,000,000       5,118,750
                                                First Nationwide Holdings Inc.:
                  B        B2     17,000,000        12.50% due 4/15/2003                       16,806,710      19,040,000
                  NR*      Ba3    12,000,000        10.625% due 10/01/2003                     12,000,000      13,320,000
                  BB+      B1      9,000,000    Penncorp Financial Group Inc., 9.25%
                                                    due 12/15/2003                              9,090,000       9,585,000
                                                Reliance Group Holdings Inc.:
                  BB+      Ba3     7,425,000        9% due 11/15/2000                           6,798,125       7,759,125
                  BB-      B1     22,575,000        9.75% due 11/15/2003                       21,362,500      24,042,375
                  BB-      NR*    13,000,000    Veritas Holdings GMBH, 9.625% due
                                                    12/15/2003                                 13,000,000      13,455,000
                                                                                           --------------  --------------
                                                                                               84,057,335      92,320,250

Food & Beverage--                               Chiquita Brands International Inc.:
2.7%              B+       B1     30,000,000        9.125% due 3/01/2004                       29,585,625      30,675,000
                  B+       B1     20,000,000        10.25% due 11/01/2006                      19,881,400      21,650,000
                  B        B3     23,450,000    Curtice Burns Food, Inc., 12.25% due
                                                    2/01/2005                                  23,562,125      26,000,187
                  BB+      Ba2    15,000,000    DGS International Finance Co., 10% due
                                                    6/01/2007                                  14,915,700      15,187,500
                  B-       B3     23,463,000    Envirodyne Industries, Inc., 10.25% due
                                                    12/01/2001                                 22,781,845      23,609,644
                  CCC+     Caa    25,000,000    Fresh Del Monte Corp., 10% due 5/01/2003       25,012,500      25,937,500
                  B-       B2     24,000,000    International Home Foods, Inc., 10.375%
                                                    due 11/01/2006                             24,000,000      24,840,000
                  B+       B1     20,000,000    Texas Bottling Group, Inc., 9% due
                                                    11/15/2003                                 20,002,500      20,450,000
                                                                                           --------------  --------------
                                                                                              179,741,695     188,349,831


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds (continued)
Foreign           BB-      NR*  $  7,000,000    City of Saint Petersburgh, 9.50%
Government                                          due 6/18/2002                          $    6,976,270  $    7,008,750
Obligations--1.9%                               Republic of Argentina:
                  BB       B1     35,000,000        11% due 10/09/2006                         35,133,680      38,937,500
                  BB       B1     30,750,000        Global Bonds, 11.375% due 1/30/2017        31,692,220      34,347,750
                  BB-      B1      9,500,000    Republic of Brazil, Global Bonds,
                                                    10.125% due 5/15/2027                       8,857,230       9,155,625
                  BB       Ba2    40,000,000    United Mexican States, Government Bonds,
                                                    11.50% due 5/15/2026                       42,453,750      45,800,000
                                                                                           --------------  --------------
                                                                                              125,113,150     135,249,625

Gaming--3.9%      B+       B2     37,000,000    GB Property Funding Corp., 10.875%
                                                    due 1/15/2004                              35,072,500      33,115,000
                  BB       Ba3    20,000,000    Grand Casinos Inc., 10.125% due
                                                    12/01/2003                                 19,837,500      20,900,000
                  D        Caa    60,115,000    Harrah's Jazz Co., 14.25% due
                                                    11/15/2001 (k)                             49,536,050      23,144,275
                  B+       B2     20,000,000    Hollywood Casino Corp., 12.75%
                                                    due 11/01/2003                             19,210,109      21,325,000
                  BB-      Ba3    25,000,000    Showboat Inc., 9.25% due 5/01/2008             25,264,625      25,875,000
                  B+       B2     22,000,000    Station Casinos Inc., 9.75% due
                                                    4/15/2007                                  21,318,000      21,917,500
                  B+       Ba3    10,000,000    Sun International Hotels Ltd., 9%
                                                    due 3/15/2007                               9,967,110      10,150,000
                  BB-      B1     90,000,000    Trump Atlantic City Associates, 11.25%
                                                    due 5/01/2006                              88,879,062      88,087,500
                  NR*      Caa    40,000,000    Trump's Castle Funding, Inc., 11.75%
                                                    due 11/15/2003                             36,103,265      35,800,000
                                                                                           --------------  --------------
                                                                                              305,188,221     280,314,275

Health Services-- B+       B1     45,200,000    Beverly Enterprises, Inc., 9% due
2.1%                                                2/15/2006                                  44,200,550      46,725,500
                  B+       Ba3    52,390,000    Fresensius Medical Care AG, 9% due
                                                    12/01/2006                                 52,771,550      53,306,825
                  B        B3     16,800,000    Imed Corp., 9.75% due 12/01/2006               16,994,312      17,136,000
                  B+       Ba3    30,000,000    Tenet Healthcare Corp., 8.625%
                                                    due 1/15/2007                              29,968,200      30,712,500
                                                                                           --------------  --------------
                                                                                              143,934,612     147,880,825

Home Builders--                                 Del E. Webb Corp.:
1.3%              B-       B2      7,000,000        9.75% due 3/01/2003                         6,944,910       7,245,000
                  B-       B2      4,000,000        9% due 2/15/2006                            3,140,000       3,960,000
                  B+       Ba3    20,000,000    Greystone Homes Inc., 10.75%
                                                    due 3/01/2004                              19,115,000      21,700,000
                  BB       Ba2    20,000,000    Ryland Group, Inc. (The), 10.50%
                                                    due 7/01/2006                              19,697,400      21,337,500
                  BB       Ba2    36,300,000    U.S. Home Corp., 9.75% due 6/15/2003           36,367,250      38,205,750
                                                                                           --------------  --------------
                                                                                               85,264,560      92,448,250

Hotels--1.7%      BB-      Ba3    80,000,000    HMC Acquisition Properties, 9%
                                                    due 12/15/2007                             79,272,500      81,400,000
                  BB-      Ba3    40,000,000    HMH Properties Inc., 9.50% due 5/15/2005       39,121,066      41,700,000
                                                                                           --------------  --------------
                                                                                              118,393,566     123,100,000

Independent       B+       Ba1    30,000,000    AES Corporation (The), 10.25% due
Power Producers--                                   7/15/2006                                  30,000,000      32,925,000
2.0%              BB       Ba2    30,000,000    CE Casecnan Water & Energy Co., 11.45%
                                                    due 11/15/2005                             30,000,000      33,412,500
                  BB       Ba2    20,000,000    California Energy Company, Inc., 9.875%
                                                    due 6/30/2003                              20,122,500      21,307,499
                  NR*      NR*    18,500,000    Consolidated Hydro, Inc., 12.22% due
                                                    7/15/2003 (a)                              15,656,356      10,267,500
                                                Midland Cogeneration Venture Limited
                                                Partnership:
                  BB-      Ba3     3,899,832        10.33% due 7/23/2002                        4,174,453       4,192,320
                  BB-      Ba3    19,759,759        10.33% due 7/23/2002                       20,470,139      21,266,441
                  B-       B2     11,250,000        11.75% due 7/23/2005                       11,310,000      13,111,256
                  B-       B2      5,500,000        13.25% due 7/23/2006                        6,002,565       6,705,270
                                                                                           --------------  --------------
                                                                                              137,736,013     143,187,786


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds (continued)
Industrial        CCC      Caa   $ 7,912,000    Thermadyne Industries, Inc., 10.75%
Services--0.1%                                      due 11/01/2003                         $    7,914,802  $    8,327,380

Media &           B        Ba2     5,000,000    CANTV Finance Ltd., 9.25% due 2/01/2004         4,990,500       5,118,750
Communications                                  Comtel Brasileira Ltd.:
International--   NR*      NR*       500,000        10.75% due 9/26/2004                          517,500         536,250
2.8%              BB-      B1     29,500,000        10.75% due 9/26/2004                       29,500,000      31,638,750
                  B+       B2     39,000,000    Globo Communicacoes e Participacoes,
                                                    Ltd., 10.50% due 12/20/2006                39,179,450      41,535,000
                                                Grupo Televisa, S.A. de C.V.:
                  BB       Ba3     2,500,000        11.375% due 5/15/2003                       2,637,500       2,740,625
                  BB       Ba3    39,000,000        11.875% due 5/15/2006                      42,079,687      44,167,500
                  BB       Ba3    15,000,000        11.363% due 5/15/2008 (a)                  10,647,655      10,462,500
                  B        B2     15,000,000    Orion Network Systems, Inc., 11.25% due
                                                    1/15/2007 (g)                              15,000,000      15,750,000
                  BBB-     B1     40,000,000    Telefonica de Argentina S.A., 11.875%
                                                    due 11/01/2004                             38,763,075      47,800,000
                                                                                           --------------  --------------
                                                                                              183,315,367     199,749,375

Metals & Mining-- B-       B2     50,000,000    Kaiser Aluminum & Chemical Corp.,
1.5%                                                12.75% due 2/01/2003                       51,088,125      54,406,250
                                                Maxxam Group, Inc.:
                  B-       B3     11,750,000        11.25% due 8/01/2003                       11,816,250      12,234,687
                  B-       B3     41,155,000        12.37% due 8/01/2003 (a)                   36,018,039      37,862,600
                                                                                           --------------  --------------
                                                                                               98,922,414     104,503,537

Packaging--0.6%   BB-      Ba2     6,000,000    Owens-Illinois, Inc., 9.95% due
                                                    10/15/2004                                  5,931,250       6,360,000
                  B+       B3     15,000,000    Printpack Inc., 10.625% due 8/15/2006          15,000,000      15,825,000
                  B        B1     12,000,000    Silgan Corp., 9% due 6/01/2009                 12,000,000      12,180,000
                  B+       Ba3    10,000,000    Vicap S.A., 11.375% due 5/15/2007               9,947,000      10,525,000
                                                                                           --------------  --------------
                                                                                               42,878,250      44,890,000

Paper & Forest    BB       Ba3    35,500,000    APP International Finance Co., 11.75%
Products--4.0%                                      due 10/01/2005                             35,306,250      39,271,875
                                                Container Corporation of America:
                  B+       B1     15,420,000        9.75% due 4/01/2003                        15,433,400      16,268,100
                  B+       B1     13,000,000        11.25% due 5/01/2004                       13,000,000      14,105,000
                  BB-      Ba3    60,000,000    Doman Industries Ltd., 8.75% due
                                                    3/15/2004                                  57,006,250      58,200,000
                  BB       Ba2    14,500,000    P.T. Indah Kiat International Finance,
                                                    12.50% due 6/15/2006                       14,572,500      16,475,625
                  B+       B3     27,220,000    Pacific Lumber Co., 10.50% due 3/01/2003       26,868,237      28,172,700
                  CC       Caa    25,500,000    Repap New Brunswick, Inc., 10.625%
                                                    due 4/15/2005                              25,597,500      24,129,375
                  CCC      B2     25,000,000    Repap Wisconsin Inc., 9.25% due 2/01/2002      23,537,500      25,375,000
                                                Riverwood International Corp.:
                  B-       B3     15,000,000        10.25% due 4/01/2006                       14,396,250      14,850,000
                  CCC      Caa    30,000,000        10.875% due 4/01/2008                      29,248,750      27,187,500
                  B+       B1     15,000,000    S.D. Warren Co., 12% due 12/15/2004            15,000,000      16,715,625
                                                                                           --------------  --------------
                                                                                              269,966,637     280,750,800


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds (continued)
Publishing &                                    Hollinger International, Inc.:
Printing--0.7%    BB+      Ba3   $ 5,000,000        8.625% due 3/15/2005                   $    4,975,000  $    5,075,000
                  BB-      B1     21,500,000        9.25% due 2/01/2006                        20,925,312      21,983,750
                  BB-      B1      3,000,000        9.25% due 3/15/2007                         2,980,740       3,075,000
                  BB-      B1     20,000,000    World Color Press, Inc., 9.125%
                                                    due 3/15/2003                              20,019,375      20,500,000
                                                                                           --------------  --------------
                                                                                               48,900,427      50,633,750

Restaurants--0.4% B+       Ba3    27,000,000    Foodmaker, Inc., 9.75% due 11/01/2003          26,216,200      27,945,000

Specialty         NR*      NR*    25,304,000    Cumberland Farms, Inc. DE, 10.50%
Retailing--0.3%                                     due 10/01/2003                             24,135,040      25,050,960

Steel--1.8%       BB-      Ba2    25,000,000    A.K. Steel Holding Corp., 9.125% due
                                                    12/15/2006                                 25,056,250      25,812,500
                  B+       B1     10,000,000    Ivaco Inc., 11.50% due 9/15/2005                9,800,000      10,775,000
                  B        B3     25,000,000    Republic Engineered Steel Inc.,
                                                    9.875% due 12/15/2001                      24,117,500      23,250,000
                  B+       B2     25,000,000    WCI Steel Inc., 10% due 12/01/2004             25,000,000      26,000,000
                  B        B2     23,000,000    Weirton Steel Inc., 10.75% due 6/01/2005       22,413,750      24,265,000
                  BB-      B1     20,000,000    Wheeling-Pittsburg Steel Corp., 9.375%
                                                    due 11/15/2003                             18,670,000      19,300,000
                                                                                           --------------  --------------
                                                                                              125,057,500     129,402,500

Supermarkets--                                  Pueblo Xtra International Inc.:
0.8%              B-       B3      3,000,000        9.50% due 8/01/2003                         2,713,036       2,895,000
                  B-       B2     21,075,000        9.50% due 8/01/2003                        19,460,250      20,548,125
                                                Ralph's Grocery Co.:
                  B        B1     10,000,000        10.45% due 6/15/2004                        9,702,500      10,725,000
                  B        B1     20,000,000        10.45% due 6/15/2004                       19,018,648      21,575,000
                                                                                           --------------  --------------
                                                                                               50,894,434      55,743,125

Telephone--                                     Brooks Fiber Properties Inc. (a):
Competitive       NR*      NR*    42,000,000        11.399% due 3/01/2006                      27,550,756      28,665,000
Local Exchange    NR*      NR*    39,000,000        11.568% due 11/01/2006                     24,241,738      25,545,000
Carriers--1.4%    B        B1     40,000,000    Teleport Communications Group Inc.,
                                                    9.875% due 7/01/2006                       40,943,500      42,800,000
                                                                                           --------------  --------------
                                                                                               92,735,994      97,010,000

Textiles--0.4%    B+       B2     25,000,000    Westpoint Stevens Inc., 9.375% due
                                                    12/15/2005                                 25,100,000      26,218,750

Transportation--  BB-      Ba2    25,000,000    Eletson Holdings, Inc., 9.25% due
2.5%                                                11/15/2003                                 24,472,500      25,250,000
                  BB       Ba2    20,000,000    Gearbulk Holdings, Ltd., 11.25% due
                                                    12/01/2004                                 20,518,750      22,300,000
                                                TFM, S.A de C.V:
                  B+       B2      2,000,000        10.25% due 6/15/2007                        2,000,000       2,030,000
                  B+       B2     21,500,000        11.767% due 6/15/2009 (a)                  12,185,835      12,470,000
                                                Transportacion Maritima Mexicana,
                                                S.A. de C.V.:
                  BB-      Ba2    20,000,000        9.25% due 5/15/2003                        17,092,750      19,875,000
                  BB       Ba2    29,800,000        (Class A), 10% due 11/15/2006              29,422,250      30,247,000
                  B-       B3     54,606,000    Transtar Holdings L.P., 12.04% due
                                                    12/15/2003 (a)                             41,911,831      46,142,070
                  BB       Ba2    19,841,000    Viking Star Shipping Co., Inc., 9.625%
                                                    due 7/15/2003                              19,886,000      20,337,025
                                                                                           --------------  --------------
                                                                                              167,489,916     178,651,095

US Government     AAA      Aaa   160,000,000    US Treasury Bonds, 6.25% due 8/15/2023        146,515,200     148,149,800
Obligations--2.1%

Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds (concluded)
Utilities--3.1%   B+       B1    $34,469,000    Beaver Valley Funding Corp.,
                                                    9% due 6/01/2017                       $   31,081,506  $   36,134,713
                  BB       Ba2     7,000,000    Cleveland Electric Illuminating Co.,
                                                    9.50% due 5/15/2005                         6,986,560       7,540,085
                  BB-      B1     40,000,000    Metrogas S.A., 12% due 8/15/2000               40,031,875      44,700,000
                  NR*      NR*    15,634,214    Sunflower Electric Power Corp., 8%
                                                    due 12/31/2016                             10,255,601      11,491,147
                  B+       B1     20,000,000    Texas-New Mexico Power Corp., 10.75%
                                                    due 9/15/2003                              20,065,000      21,725,000
                  BBB-     NR*    41,823,600    Trans Gas de Occidente, 9.79% due
                                                    11/01/2010                                 41,898,285      44,248,700
                                                Tucson Electric & Power Co.:
                  NR*      NR*    33,847,782        10.21% due 1/01/2009                       32,005,359      33,622,355
                  NR*      NR*    21,526,207        10.732% due 1/01/2013                      20,326,836      21,448,713
                                                                                           --------------  --------------
                                                                                              202,651,022     220,910,713

Waste             B+       B3     20,000,000    Allied Waste North America, 10.25%
Management--                                        due 12/01/2006                             20,000,000      21,500,000
0.5%              D        Ca     23,700,000    Mid-American Waste Systems, Inc.,
                                                    12.25% due 2/15/2003                       23,667,250      13,923,750
                                                                                           --------------  --------------
                                                                                               43,667,250      35,423,750

Wireless          BB+      A3     25,000,000    Comcast Cellular Communications, Inc.,
Communications--                                    9.50% due 5/01/2007                        24,959,250      25,187,500
Domestic Paging & CCC-     B3     30,000,000    Dial Call Communications, 13.852%
Cellular--3.8%                                      due 4/15/2004 (a)                          22,230,655      24,787,500
                                                Mobilemedia Communication, Inc.:
                  D        C      33,000,000        11.58% due 12/01/2003 (a)                  25,098,450       4,455,000
                  D        C      12,126,000        9.375% due 11/01/2007                      10,618,705       2,031,105
                  B-       B3     80,000,000    Nextel Communications Inc., 12.08%
                                                    due 8/15/2004 (a)                          60,266,968      61,600,000
                  NR*      NR*    21,000,000    Page Mart Inc., 12.74% due 11/01/2003 (a)      17,532,783      18,480,000
                  B        B2     75,000,000    Paging Network, Inc., 10% due 10/15/2008       74,756,250      72,843,750
                  B-       B2     19,730,000    USA Mobile Communications Holdings, Inc.,
                                                    9.50% due 2/01/2004                        18,997,875      18,644,850
                  B+       B1     25,000,000    Vanguard Cellular Systems, Inc., 9.375%
                                                    due 4/15/2006                              24,975,250      25,375,000
                  B-       B3     15,000,000    Western Wireless Corp., 10.50% due
                                                    2/01/2007                                  15,062,500      15,656,250
                                                                                           --------------  --------------
                                                                                              294,498,686     269,060,955

Wireless          B+       B3     53,472,000    Comunicacion Celular S.A., 12.76% due
Communications--                                    11/15/2003 (a)(j)                          35,388,324      38,366,160
International     B-       B3     90,000,000    Millicom International Cellular S.A.,
Paging &                                            13.39% due 6/01/2006 (a)                   54,359,982      66,150,000
Cellular--1.5%                                                                             --------------  --------------
                                                                                               89,748,306     104,516,160

                                                Total Investments in Bonds--80.0%           5,504,901,304   5,672,378,477


                                     Shares
                                      Held

Preferred Stocks

Broadcasting--Radio &                  7,774    Paxson Communications Corp.                     6,916,967       8,182,135
Television--0.4%                     200,000    SFX Broadcasting Inc.                          20,000,000      22,863,400
                                                                                           --------------  --------------
                                                                                               26,916,967      31,045,535

Cable--Domestic--0.3%                172,479    Cablevision Systems Corp., Series M            14,634,820      17,377,259

Cable--International--0.3%            20,155    NTL Inc.                                       20,109,575      21,061,975


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (continued)
                                     Shares
Industries                            Held                 Issue                                Cost              Value

Preferred Stocks (concluded)
Energy--0.0%                             250    Transamerican Energy                       $       25,000  $       27,375

Entertainment--1.3%                   84,922    Time Warner Inc. (Series K)                    85,252,671      94,263,420

Financial                          1,230,000    California Federal Bank (Series A)             30,815,000      31,749,375
Services--0.5%

Independent Power                     29,517    Consolidated Hydro, Inc.                       14,891,917       2,966,458
Producers--0.0%

Paper & Forest                       435,000    S.D. Warren Co. (Series B)                     13,847,190      18,813,750
Products--0.3%

Publishing &                         421,000    K-III Communications Corp.                     10,562,750      11,314,375
Printing--0.6%                       152,870    K-III Communications Corp., Series B           15,398,238      16,548,169
                                     125,000    K-III Communications Corp., Series C           12,500,000      12,750,000
                                                                                           --------------  --------------
                                                                                               38,460,988      40,612,544

Steel--0.2%                          550,000    USX Capital LLC                                13,750,000      13,818,750

Telephone--Competitive                10,000    Intermedia Communications Inc.                 10,000,000      10,375,000
Local Exchange Carriers--0.1%

Utilities--0.0%                        6,268    El Paso Electric Company                          681,987         706,717

                                                Total Investments in
                                                Preferred Stocks--4.0%                        269,386,115     282,818,158

Common Stocks

Cable--                                2,887    CS Wireless Systems Inc.                           20,336              58
Domestic--0.1%                       195,096    Echostar Communications Corp.                   1,385,894       3,060,568
                                                                                           --------------  --------------
                                                                                                1,406,230       3,060,626

Consumer                             200,369    Culligan Water Technologies Inc.                1,686,248       8,966,513
Products--0.1%

Energy--0.0%                          57,237    Mesa Inc.                                         199,648         329,113

Entertainment--0.2%                1,191,381    On Command Corporation                         52,121,914      14,668,879

Gaming--0.0%                          75,500    Goldriver Hotel & Casino Corporation
                                                    (Class B) (b)                                 540,045               0

Industrial                            11,400    Thermadyne Industries, Inc.                       165,300         351,262
Services--0.0%

Supermarkets--0.0%                   120,194    ABCO Markets Inc.                               4,054,875               0
                                     521,389    Grand Union Co.                                29,475,625       1,189,419
                                                                                           --------------  --------------
                                                                                               33,530,500       1,189,419

                                                Total Investments in Common Stocks--0.4%       89,649,885      28,565,812


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (continued)
                                     Shares
Industries                            Held                 Issue                                Cost              Value

Trusts & Warrants
Cable--                              177,500    American Telecasting Inc.
Domestic--0.0%                                      (Warrants) (c)                         $      413,723  $       75,437
                                      25,000    People's Choice T.V. Corp.
                                                    (Warrants) (c)                                140,353           7,812
                                                                                           --------------  --------------
                                                                                                  554,076          83,249

Entertainment--0.1%                  379,186    On Command Corporation (Warrants) (c)           3,033,504       2,180,319

Gaming--0.0%                           7,550    Goldriver Hotel & Casino Corp.
                                                    Liquidating Trust                             192,320               0
                                     113,386    Trump Castle Funding, Inc.
                                                    (Warrants) (c)                                      0               0
                                                                                           --------------  --------------
                                                                                                  192,320               0

Independent                           18,000    Consolidated Hydro Inc. (Warrants) (c)            390,123         258,750
Power Producers--0.0%

Paper & Forest                        60,000    S.D. Warren Co. (Warrants) (c)                    165,310         262,500
Products--0.0%

Wireless Communications--             57,040    Page Mart Inc. (Warrants) (c)                     236,127         188,945
Domestic Paging & Cellular--0.0%

Wireless Communications--             53,472    Comunicacion Celular S.A. (Warrants) (c)          109,680         340,884
International Paging &
Cellular--0.0%

                                                Total Investments in
                                                Trusts & Warrants--0.1%                         4,681,140       3,314,647

                                     Face
                                    Amount

Short-Term Securities

Commercial                      $ 24,713,000    A.H. Robins Co., Inc., 5.55% due
Paper***--11.8%                                     7/30/1997                                  24,602,512      24,602,512
                                  20,000,000    American Home Products Corporation,
                                                    5.59% due 7/28/1997                        19,916,150      19,916,150
                                  50,000,000    Atlantic Asset Securitization Corp.,
                                                    5.57% due 7/15/1997                        49,891,694      49,891,694
                                  13,000,000    CSW Credit, Inc., 5.56% due 7/15/1997          12,971,891      12,971,891
                                                CXC Inc.:
                                  25,000,000        5.58% due 8/01/1997                        24,879,875      24,879,875
                                  50,000,000        5.57% due 8/11/1997                        49,682,819      49,682,819
                                  25,000,000    Corporate Asset Funding Co. Inc.,
                                                    5.57% due 7/14/1997                        24,949,715      24,949,715
                                   7,000,000    Countrywide Home Loans Inc., 5.57%
                                                    due 7/09/1997                               6,991,336       6,991,336
                                  30,000,000    Finova Capital Corp., 5.66% due 7/18/1997      29,919,817      29,919,817
                                  44,000,000    GTE Corp., 5.55% due 7/10/1997                 43,938,950      43,938,950
                                  14,000,000    General Electric Capital Corp., 5.54%
                                                    due 8/12/1997                              13,909,513      13,909,513
                                  59,528,000    General Motors Acceptance Corp., 6.25%
                                                    due 7/01/1997                              59,528,000      59,528,000
                                                Goldman Sachs Group L.P.:
                                  20,000,000        5.57% due 8/01/1997                        19,904,072      19,904,072
                                  10,000,000        5.57% due 8/04/1997                         9,947,394       9,947,394

Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

SCHEDULE OF INVESTMENTS (concluded)
                                      Face
                                     Amount                Issue                                Cost              Value
Commercial                                      Lehman Brothers Holdings, Inc.:
Paper***                        $ 50,000,000        5.65% due 7/03/1997                    $   49,984,306  $   49,984,306
(concluded)                       19,000,000        5.70% due 7/08/1997                        18,978,942      18,978,942
                                  20,000,000        5.76% due 7/16/1997                        19,952,000      19,952,000
                                  34,805,000    Lexington Parker, 5.58% due 7/21/1997          34,697,105      34,697,105
                                                Morgan Stanley Group Inc.:
                                  19,000,000        5.58% due 8/08/1997                        18,888,090      18,888,090
                                  50,000,000        5.55% due 8/13/1997                        49,668,542      49,668,542
                                                NYNEX Corporation:
                                  50,000,000        5.54% due 7/14/1997                        49,899,972      49,899,972
                                  50,000,000        5.56% due 7/25/1997                        49,814,667      49,814,667
                                  60,000,000    Navistar Financial Corp., 5.95%
                                                    due 7/22/1997                              59,791,750      59,791,750
                                  50,000,000    Preferred Receivable Funding Corp.,
                                                    5.55% due 7/17/1997                        49,876,667      49,876,667
                                  25,000,000    WCP Funding Inc., 5.55% due 7/14/1997          24,949,896      24,949,896
                                  21,000,000    Xerox Credit Corp., 5.55% due 7/11/1997        20,967,625      20,967,625
                                                                                           --------------  --------------
                                                                                              838,503,300     838,503,300

US Government Agency              25,000,000    Federal Home Loan Banks, 5.42% due
Obligations***--0.8%                                7/25/1997                                  24,909,667      24,909,667
                                  31,000,000    Federal Home Loan Mortgage Corp., 5.43%
                                                    due 7/14/1997                              30,939,214      30,939,214
                                                                                           --------------  --------------
                                                                                               55,848,881      55,848,881

                                                Total Investments in
                                                Short-Term Securities--12.6%                  894,352,181     894,352,181


Total Investments--97.1%                                                                   $6,762,970,625   6,881,429,275
                                                                                           ==============
Other Assets Less Liabilities--2.9%                                                                           207,132,324
                                                                                                           --------------
Net Assets--100.0%                                                                                         $7,088,561,599
                                                                                                           ==============

Net Asset         Class A--Based on net assets of $1,003,826,784 and 123,858,792 shares outstanding        $         8.10
Value:                                                                                                     ==============
                  Class B--Based on net assets of $5,082,452,622 and 626,929,439 shares outstanding        $         8.11
                                                                                                           ==============
                  Class C--Based on net assets of $551,018,213 and 67,923,298 shares outstanding           $         8.11
                                                                                                           ==============
                  Class D--Based on net assets of $451,263,980 and 55,641,809 shares outstanding           $         8.11
                                                                                                           ==============


  ++Subject to principal paydowns.
++++Represents a pay-in-kind security which may pay
    interest/dividends in additional face/shares.
   *Not Rated.
  **Industry classifications for convertible bonds are:
    (1) Conglomerates; (2) Health Services; (3) Transportation Services. ***Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
 (a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
 (b)Each share of Series B Stock contains a right which entitles the Portfolio to purchase a predetermined number of shares of preferred stock. The purchase price and number of shares are subject to adjustment.
 (c)Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.
 (d)Each $1,000 face amount contains one warrant of Wireless One Inc.
 (e)Each $1,000 face amount contains one warrant of Olympic Financial
    Ltd.
 (f)Each $1,000 face amount contains one warrant of Australis Media
    Ltd.
 (g)Each $1,000 face amount contains one warrant of Orion Network
    Systems, Inc.
 (h)Each $1,000 face amount contains one warrant of United
    International Holdings, Inc.
 (i)Each $1,000 face amount contains six warrants of Echostar
    Communications Corp.
 (j)Each $1,000 face amount contains one warrant of Comunicacion
    Celular.
 (k)Floating Rate Bond.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio

OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Jay C. Harbeck, Vice President
Vincent T. Lathbury III, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio



INVESTMENT GRADE
PORTFOLIO &
INTERMEDIATE
TERM PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.




FUND LOGO




Quarterly Report

June 30, 1997





Officers and Directors
Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Jay C. Harbeck, Vice President
Vincent T. Lathbury III, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863









This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper

Investment Grade Portfolio & Intermediate Term Portfolio


TO OUR SHAREHOLDERS


We are pleased to provide you with this quarterly report to shareholders. Starting with this shareholder report, we will be reviewing the Investment Grade and Intermediate Term Portfolios.
High Income Portfolio will appear in a separate report to shareholders.


The Environment
Shifting investor perceptions regarding the direction of the US economy brought continued volatility to the US financial markets during much of the quarter ended June 30, 1997. Increasing evidence of noninflationary economic growth boosted investor confidence, which was confirmed further shortly after the quarter's close when, as widely expected, the Federal Reserve Board (FRB) chose to leave monetary policy unchanged. This confluence of positive indicators helped produce a significant rally in the US stock market. The unmanaged Standard & Poor's 500 Composite Average, led by its 50 largest issues (in terms of stock market capitalization), generated a +17.43% total return for the second quarter of 1997. A slight decline in interest rates during the quarter resulted in a modest positive total return for US fixed-income investments. In addition, the yield on the long-term bellwether US Treasury bond rallied, peaking at 7.17% in mid-April before dropping to its current level of 6.57%. In addition, the Consumer Price Index rose only 1.4% for the first five months of the year, compared with a 3.8% increase over the same period in 1996. At the same time, retail sales figures continued to decline. As a result, the May increase in interest rates did not occur, and the bond rally continued to gain momentum.

Current consensus expectations are for the US economy's rate of growth to lose some momentum. Although gross domestic product growth for the first quarter of the year was revised slightly upward to 5.9%, there are indications that the second quarter's rate of growth will be lower. At the same time, inflationary pressures remain contained, supported by the June employment report showing moderate growth in wages along with a slight increase in unemployment. It remains to be seen whether economic activity moderates enough to rule out future FRB monetary policy tightenings.

The US dollar continued to be strong relative to other currencies. In Europe, investors are uncertain regarding the viability of economic and monetary union, while scandals continue to depress investor confidence in Japan. At present, it appears that the US economy is perceived most favorably by investors for its ongoing growth and limited inflationary pressures. If economic data releases continue to support this point of view, the outlook for the US capital markets will remain positive.

Portfolio Strategy
Investment Grade Portfolio
The FRB tightened monetary policy on March 25, 1997. In the weeks that followed, the bond market's yield rose to its peak of 7.17%. In response, we prudently shortened the duration of the Portfolio from
4.59 years to 4.45 years to seek to protect the Portfolio against the erosion of net asset value. We took a more optimistic view of market conditions at the beginning of May, when we began to invest more aggressively, and by the end of June had extended the duration of the Portfolio to 4.69 years. Currently, the average maturity of the Portfolio is 10.8 years. The average credit quality remained the same at A+ as measured by Standard & Poor's Corp. Most of the credit quality risk was taken in financial institutions, followed by industrials and utilities. We hold underweighted positions in Canadian bonds and Yankee bonds.

Intermediate Term Portfolio
While we maintained the average duration of the Portfolio at approximately 4.0 years, we changed the maturity mix by reducing our exposure in the three year--seven year part of the yield curve and by overweighting our position in issues with shorter terms to maturity. We added to our positions in securities rated BBB by Standard & Poor's Corp. in order to seek to take advantage of the greater yield spreads which are available in that category. We remain underweighted in the electric utility industry because we are concerned that potential mergers or acquisitions may jeopardize certain bond values. We are also underweighted in Canadian and Yankee issues because we believe the yield spreads are too tight to domestic issues.

Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

In Conclusion
Because we expect a resumption of strength in the third and fourth quarters of 1997, we believe that the FRB may resume a tightening mode in the second half of the year. With the yield curve remaining relatively flat, we expect further duration extensions to be moderate. We do not anticipate any significant changes in each Portfolio's asset allocation mix during the summer.

We appreciate your ongoing investment in Merrill Lynch Corporate
Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President

(Jay C. Harbeck)
Jay C. Harbeck
Vice President and Portfolio Manager


July 29, 1997





PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, Investment Grade Portfolio is subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for Investment Grade Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio


PERFORMANCE DATA (continued)

Recent Performance Results*
                                                                                                                   Standardized
                                                                                             12 Month   3 Month    30-day Yield
                                                          6/30/97     3/31/97    6/30/96     % Change   % Change   As of 6/30/97
Investment Grade Portfolio Class A Shares                  $11.24      $11.08     $11.17       +0.63%     +1.44%       6.32%
Investment Grade Portfolio Class B Shares                   11.24       11.08      11.17       +0.63      +1.44        5.80
Investment Grade Portfolio Class C Shares                   11.24       11.08      11.17       +0.63      +1.44        5.74
Investment Grade Portfolio Class D Shares                   11.24       11.08      11.18       +0.54      +1.44        6.07
Intermediate Term Portfolio Class A Shares                  11.35       11.18      11.28       +0.62      +1.52        6.32
Intermediate Term Portfolio Class B Shares                  11.35       11.18      11.28       +0.62      +1.52        5.85
Intermediate Term Portfolio Class C Shares                  11.35       11.18      11.28       +0.62      +1.52        5.80
Intermediate Term Portfolio Class D Shares                  11.35       11.18      11.28       +0.62      +1.52        6.21
Investment Grade Portfolio Class A Shares--Total Return                                        +7.63(1)   +3.16(2)
Investment Grade Portfolio Class B Shares--Total Return                                        +6.82(3)   +2.96(4)
Investment Grade Portfolio Class C Shares--Total Return                                        +6.76(5)   +2.95(6)
Investment Grade Portfolio Class D Shares--Total Return                                        +7.27(7)   +3.09(8)
Intermediate Term Portfolio Class A Shares--Total Return                                       +7.32(9)   +3.17(10)
Intermediate Term Portfolio Class B Shares--Total Return                                       +6.76(11)  +3.03(12)
Intermediate Term Portfolio Class C Shares--Total Return                                       +6.72(13)  +3.02(14)
Intermediate Term Portfolio Class D Shares--Total Return                                       +7.21(15)  +3.14(16)

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.757 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.188 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.671 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.167 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.665 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.165 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.729 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.181 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.731 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.182 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.672 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.168 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.668 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.166 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.720 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.180 per share ordinary income dividends.



Average Annual Total Return--Investment Grade Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/97                         +7.63%         +3.33%
Five Years Ended 6/30/97                   +7.16          +6.29
Ten Years Ended 6/30/97                    +8.55          +8.11

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/97                         +6.82%         +2.82%
Five Years Ended 6/30/97                   +6.35          +6.35
Inception (10/21/88) through 6/30/97       +7.84          +7.84

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/97                         +6.76%         +5.76%
Inception (10/21/94) through 6/30/97       +8.32          +8.32

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/97                         +7.27%         +2.98%
Inception (10/21/94) through 6/30/97       +8.94          +7.30

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio


PERFORMANCE DATA (continued)


Average Annual Total Return--Intermediate Term Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/97                         +7.32%         +6.25%
Five Years Ended 6/30/97                   +7.11          +6.89
Ten Years Ended 6/30/97                    +8.34          +8.23

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 6/30/97                         +6.76%         +5.76%
Inception (11/13/92) through 6/30/97       +6.38          +6.38

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/97                        +6.72%          +5.72%
Inception (10/21/94) through 6/30/97      +8.27           +8.27

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/97                         +7.21%         +6.14%
Inception (10/21/94) through 6/30/97       +8.73          +8.33

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


Performance Summary--Class A Shares
                          Beginning/Ending Net Asset Value                Dividends Paid*                   % Change**
Period                     Investment       Intermediate             Investment    Intermediate     Investment     Intermediate
Covered                      Grade              Term                   Grade          Term             Grade          Term
10/31/80--12/31/80       $10.00/ 9.88      $10.00/ 9.93***             $ 0.25       $ 0.26***          + 1.28%       + 1.86%
1981                       9.88/ 9.38        9.93/ 9.57                  1.46         1.37             +10.52        +11.11
1982                       9.38/10.51        9.57/10.59                  1.36         1.36             +28.74        +26.74
1983                      10.51/10.24       10.59/10.37                  1.22         1.20             + 9.42        + 9.63
1984                      10.24/10.44       10.37/10.52                  1.21         1.18             +15.10        +14.00
1985                      10.44/11.45       10.52/11.33                  1.18         1.16             +22.23        +19.86
1986                      11.45/11.95       11.33/11.87                  1.07         1.03             +14.26        +14.34
1987                      11.95/11.00       11.87/10.99                  0.99         0.94             + 0.45        + 0.65
1988                      11.00/10.90       10.99/10.83                  0.99         0.97             + 8.30        + 7.51
1989                      10.90/11.33       10.83/11.13                  1.00         0.98             +13.63        +12.33
1990                      11.33/11.13       11.13/11.05                  0.94         0.97             + 6.97        + 8.43
1991                      11.13/12.03       11.05/11.77                  0.91         0.92             +17.08        +15.53
1992                      12.03/11.86       11.77/11.60                  1.03(a)      0.99(b)          + 7.51        + 7.28
1993                      11.86/11.97       11.60/11.92                  1.35(c)      1.03(d)          +12.49        +11.82
1994                      11.97/10.60       11.92/10.70                  0.77         0.77             - 5.06        - 3.85
1995                      10.60/11.84       10.70/11.80                  0.80         0.78             +19.82        +18.10
1996                      11.84/11.32       11.80/11.39                  0.76         0.73             + 2.21        + 2.94
1/1/97--6/30/97           11.32/11.24       11.39/11.35                  0.35         0.34             + 2.66        + 2.87
                                                                       ------       ------
                                                                 Total $17.64       $16.98

                                                              Cumulative total return as of 6/30/97:  +466.54%**    +439.60%**

  *Figures may include short-term capital gains distributions. **Figures do not include sales charge; results would be lower if sales charge was included.
***Adjusted for a 10-for-1 split effected in the form of a dividend through January 1981.
(a)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(b)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(c)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.

Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

PERFORMANCE DATA (concluded)

Performance Summary--Class B Shares

                          Beginning/Ending Net Asset Value                Dividends Paid*                   % Change**
Period                     Investment       Intermediate             Investment    Intermediate     Investment     Intermediate
Covered                      Grade            Term***                  Grade          Term             Grade          Term***
10/21/88-12/31/88        $11.08/10.90          --                       $0.18          --              + 0.05%        --
1989                      10.90/11.33          --                        0.91          --              +12.77         --
1990                      11.33/11.13          --                        0.86          --              + 6.16         --
1991                      11.13/12.03          --                        0.83          --              +16.19         --
1992                      12.03/11.86      $11.68/11.60                  0.94(a)     $0.24(b)          + 6.69        + 1.34%
1993                      11.86/11.97       11.60/11.92                  1.25(c)      0.97(d)          +11.65        +11.26
1994                      11.97/10.60       11.92/10.70                  0.69         0.71             - 5.78        - 4.34
1995                      10.60/11.84       10.70/11.80                  0.71         0.72             +18.92        +17.50
1996                      11.84/11.32       11.80/11.39                  0.67         0.67             + 1.43        + 2.40
1/1/97--6/30/97           11.32/11.24       11.39/11.35                  0.31         0.31             + 2.27        + 2.61
                                                                        -----        -----
                                                                  Total $7.35        $3.62

                                                               Cumulative total return as of 6/30/97:  +92.68%**     +33.16%**

  *Figures may include short-term capital gains distributions. **Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
***Figures for Intermediate Term Portfolio Class B Shares are since inception on November 13, 1992.
(a)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(b)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(c)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.


Performance Summary--Class C Shares
                          Beginning/Ending Net Asset Value                Dividends Paid*                   % Change**
Period                     Investment       Intermediate             Investment    Intermediate     Investment     Intermediate
Covered                      Grade              Term                   Grade          Term             Grade          Term
10/21/94--12/31/94       $10.67/10.61      $10.81/10.70                 $0.14        $0.15             + 0.74%       + 0.38%
1995                      10.61/11.84       10.70/11.80                  0.70         0.72             +18.74        +17.48
1996                      11.84/11.32       11.80/11.39                  0.66         0.67             + 1.38        + 2.37
1/1/97--6/30/97           11.32/11.24       11.39/11.35                  0.31         0.31             + 2.25        + 2.59
                                                                        -----        -----
                                                                  Total $1.81        $1.85

                                                              Cumulative total return as of 6/30/97:   +23.99%**     +23.84%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class D Shares
                          Beginning/Ending Net Asset Value                Dividends Paid*                   % Change**
Period                     Investment       Intermediate             Investment    Intermediate     Investment     Intermediate
Covered                      Grade              Term                   Grade          Term             Grade          Term
10/21/94--12/31/94       $10.67/10.60      $10.81/10.70                 $0.15        $0.15             + 0.76%       + 0.41%
1995                      10.60/11.84       10.70/11.80                  0.77         0.77             +19.53        +17.98
1996                      11.84/11.32       11.80/11.39                  0.73         0.72             + 1.96        + 2.83
1/1/97--6/30/97           11.32/11.24       11.39/11.35                  0.34         0.33             + 2.53        + 2.82
                                                                        -----        -----
                                                                  Total $1.99        $1.97
                                                               Cumulative total return as of 6/30/97:  +25.91%**     +25.26%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

SCHEDULE OF INVESTMENTS
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes                                                                                 Investment Grade Portfolio
US Government                                   United States Treasury Bonds & Notes:
Obligations--     AAA      Aaa   $19,300,000        6.375% due 5/15/1999                   $   19,345,234  $   19,396,500
3.7%              AAA      Aaa     2,500,000        6.375% due 8/15/2002                        2,494,531       2,499,225
                  AAA      Aaa     8,000,000        6.50% due 5/15/2005                         8,032,335       7,984,960
                  AAA      Aaa    17,750,000        6.625% due 5/15/2007                       17,925,352      17,896,970
                                                                                           --------------  --------------
                                                                                               47,797,452      47,777,655

Asset-Backed      AAA      Aaa     4,350,000    Arcadia Energy, 6.10% due 6/15/2000             4,349,153       4,355,438
Securities++--    AAA      Aaa    26,905,000    Banc One, Master Trust (Series B),
6.3%                                                7.55% due 12/15/1999                       27,427,315      27,073,156
                  AAA      Aaa    10,000,000    Citibank Credit Card Master Trust I,
                                                    5.932% due 12/10/2008 (a)                   9,996,100       9,971,800
                  AAA      Aaa     6,000,000    First Bank Corporate Card Master Trust,
                                                    6.40% due 2/15/2003                         5,992,634       5,938,260
                  AAA      Aaa    19,343,997    GMAC Grantor Trust, 6.50% due 4/15/2002        19,338,604      19,468,573
                  AAA      Aaa    15,000,000    Household Afinity Credit Card, Master
                                                    Trust, 5.787% due 8/16/2004                15,000,000      15,002,100
                                                                                           --------------  --------------
                                                                                               82,103,806      81,809,327

Banking--10.3%    BBB+     A3      6,250,000    BB&T Corporation, 7.25% due 6/15/2007           6,220,813       6,264,000
                  AA-      Aa3     2,000,000    Banc One, Dayton, 6.625% due 4/15/2003          2,082,060       1,972,080
                  AA-      Aa3     3,000,000    Banc One, Milwaukee, 6.625% due
                                                    4/15/2003                                   3,123,090       2,963,730
                                                BankAmerica Corp.:
                  A+       A1      3,000,000        6.65% due 5/01/2001                         2,997,090       2,996,730
                  A+       A1      3,000,000        7.125% due 5/12/2005                        3,087,560       3,002,550
                  BBB+     Aa3     5,000,000    Chase Capital II, 6.062% due 2/01/2027 (a)      4,886,400       4,846,760
                  A-       A1     10,300,000    Chase Manhattan Bank Corporation, 8.65%
                                                    due 2/13/1999                              10,805,215      10,675,229
                  A-       A3     10,000,000    First Bank System, Inc., 6.375%
                                                    due 3/15/2001                               9,872,483       9,900,700
                  A        A2      3,000,000    First Chicago Corp., 9% due 6/15/1999           3,182,940       3,139,260
                  A-       A1     12,900,000    First Chicago NBD Capital I, 6.409%
                                                    due 2/01/2027 (a)                          12,765,788      12,593,935
                  BBB      A2     17,800,000    Fleet Capital Trust II, 7.92% due
                                                    12/11/2026                                 17,612,506      17,519,472
                  A-       A3      5,000,000    Golden West Financial Corp., 9.15%
                                                    due 5/23/1998                               5,678,700       5,128,250
                  BBB+     A3     14,000,000    HSBC Americas Inc., 7.808% due 12/15/2026      13,838,440      13,407,436
                  BBB      A1      2,500,000    Keycorp Institutional Capital (Series A),
                                                    7.826% due 12/01/2026                       2,359,375       2,428,025
                  BBB+     A2      6,000,000    Mellon Capital I, 7.72% due 12/01/2026          6,000,000       5,790,480
                  BBB+     A2      4,900,000    Mellon Capital II, 7.995% due 1/15/2027         4,672,003       4,894,120
                                                Norwest Corp.:
                  AA-      Aa3    17,000,000        6.25% due 4/15/1999                        16,944,240      16,989,460
                  AA-      Aa3     3,500,000        6.75% due 5/12/2000                         3,494,785       3,521,210
                  BBB+     A1      5,500,000    Wells Fargo Capital I, 7.96% due
                                                    12/15/2026                                  5,401,385       5,456,275
                                                                                           --------------  --------------
                                                                                              135,024,873     133,489,702

Canadian                                        Province of Quebec (Canada) (1):
Provinces*--1.7%  A+       A2      7,035,000        7.50% due 7/15/2002                         7,440,311       7,223,608
                  A+       A2      6,000,000        8.80% due 4/15/2003                         6,774,360       6,529,380
                  A+       A2      4,500,000        13% due 10/01/2013                          5,706,285       5,062,095
                  A+       A2      4,000,000        7.125% due 2/09/2024                        3,701,900       3,762,240
                                                                                           --------------  --------------
                                                                                               23,622,856      22,577,323

Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes (continued)                                                                     Investment Grade Portfolio
Federal           AAA      Aaa   $15,000,000    Federal National Mortgage Association,
Agencies--1.2%                                      7.85% due 9/10/2004                    $   14,817,438  $   15,332,850

Finance--5.1%     BB       Ba2    15,000,000    Advanta Corp., 6.26% due 9/01/1997             14,991,450      14,976,750
                  A+       A1      1,300,000    American General Finance Corp., 7.70%
                                                    due 11/15/1997                              1,322,074       1,307,644
                                                Associates Corp. of North America:
                  AA-      Aa3     6,000,000        8.375% due 1/15/1998                        6,019,320       6,074,400
                  AA-      Aa3     2,000,000        5.25% due 9/01/1998                         1,939,180       1,978,920
                  AA-      Aa3     1,500,000        7.25% due 9/01/1999                         1,481,430       1,524,360
                  A        A2      9,250,000    Beneficial Corporation, 6.42% due
                                                    1/15/2002                                   9,093,583       9,109,493
                  A        Aa3     1,250,000    CIT Capital Trust I, 7.70% due 2/15/2027        1,244,300       1,217,200
                                                CIT Group Holdings, Inc.:
                  A+       Aa3    13,000,000        7% due 9/30/1997                           13,118,040      13,037,440
                  A+       Aa3     9,515,000        6.50% due 7/13/1998                         9,549,254       9,542,023
                  A-       Baa1    7,000,000    Finova Capital Corp., 6.375% due
                                                    10/15/2000                                  6,972,850       6,925,520
                                                                                           --------------  --------------
                                                                                               65,731,481      65,693,750

Finance--                                       Bear Stearns Companies, Inc.:
Other--10.0%      A        A2     10,000,000        6.50% due 7/05/2000                         9,981,800       9,981,800
                  A        A2      2,000,000        6.75% due 5/01/2001                         1,993,680       1,998,500
                  A        A2     11,650,000        6.70% due 8/01/2003                        10,667,430      11,463,600
                  A        A2      3,000,000        8.75% due 3/15/2004                         3,224,430       3,267,990
                  A+       A1      3,500,000    Dean Witter, Discover & Co., 6.75%
                                                    due 8/15/2000                               3,486,805       3,509,100
                  A        A2     10,000,000    Equitable Cos. Inc., 9% due 12/15/2004         11,040,500      11,063,700
                  A        A2      7,500,000    Equitable Life Assurance Society of
                                                    the US, 7.70% due 12/01/2015                7,448,310       7,490,250
                  A        Baa1    5,000,000    Lehman Brothers Inc., 7.375% due 8/15/1997      4,993,500       5,008,600
                  BBB+     A3      5,000,000    MBNA Corporation, 6.131% due 6/17/2002 (a)      5,000,000       4,997,120
                  A+       A1      9,200,000    Morgan Stanley Group Inc., 6.875%
                                                    due 3/01/2007                               9,166,972       9,032,836
                  BBB+     Baa1    7,500,000    PaineWebber Group Inc., 7.99% due
                                                    6/09/2017                                   7,500,000       7,550,250
                                                Salomon Inc.:
                  BBB      Baal   20,000,000        6.50% due 10/15/2002                       20,000,000      19,899,200
                  BBB      Baal   10,000,000        7.20% due 2/01/2004                         9,991,700       9,946,700
                                                Smith Barney Holdings, Inc.:
                  A        A2      7,000,000        6.50% due 10/15/2002                        6,961,080       6,883,940
                  A        A2      2,850,000        7.375% due 5/15/2007                        2,847,464       2,873,228
                                                The Travelers Corp.:
                  A+       A1      3,000,000        9.50% due 3/01/2002                         3,163,980       3,311,640
                  A+       A1     10,800,000        7.875% due 5/15/2025                       10,845,324      11,073,456
                                                                                           --------------  --------------
                                                                                              128,312,975     129,351,910

Industrial--      A+       A1      3,000,000    Anheuser-Busch Cos., Inc., 8.75%
Consumer                                            due 12/01/1999                              3,367,590       3,150,300
Goods--1.7%       BBB      Baa2    9,000,000    Nabisco, Inc., 7.55% due 6/15/2015              8,981,960       8,884,080
                  A        A2      9,500,000    Philip Morris Cos., Inc., 9% due 1/01/2001      9,698,815      10,108,570
                                                                                           --------------  --------------
                                                                                               22,048,365      22,142,950

Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes (continued)                                                                     Investment Grade Portfolio
Industrial--      BBB      Baa3  $ 5,500,000    Arkla Inc., 8.875% due 7/15/1999           $    5,819,675  $    5,750,635
Energy--2.6%                                    BP America Inc.:
                  AA       Aa3     4,075,000        9.375% due 11/01/2000                       4,488,287       4,414,896
                  AA       Aa3    11,000,000        10% due 7/01/2018                          11,869,080      11,839,740
                  BBB      Baa3    5,000,000    Noram Energy Corp., 7.50% due 8/01/2000         5,113,400       5,100,500
                  A+       A1      5,500,000    Texaco Capital Inc., 9% due 12/15/1999          6,215,190       5,810,585
                                                                                           --------------  --------------
                                                                                               33,505,632      32,916,356

Industrial--                                    Chrysler Corp.:
Manufacturing--   A-       A3     14,000,000        10.95% due 8/01/2017                       16,298,000      14,812,980
10.6%             A-       A3      7,000,000        7.45% due 3/01/2027                         6,965,980       6,909,280
                  AA-      Aa3     4,500,000    du Pont (E.I.) de Nemours & Co., 8.25%
                                                    due 1/15/2022                               4,676,445       4,641,255
                                                Ford Motor Credit Co.:
                  A+       A1      5,000,000        7% due 9/25/2001                            4,980,100       5,042,200
                  A+       A1      5,000,000        8% due 6/15/2002                            5,286,350       5,242,350
                  A+       A1      5,000,000        7.50% due 6/15/2004                         5,140,200       5,142,450
                  A+       A1      1,000,000        7.75% due 3/15/2005                           999,090       1,037,530
                                                General Motors Acceptance Corp.:
                  A-       A3      8,000,000        7.60% due 1/20/1998                         7,829,600       8,064,160
                  A-       A3      6,100,000        7.125% due 5/11/1998                        6,168,808       6,150,386
                  A-       A3      4,000,000        6.625% due 9/19/2002                        3,915,080       3,951,920
                  A-       A3      7,000,000        7.125% due 5/01/2003                        6,964,230       7,076,160
                                                Lockheed Martin Corp.:
                  BBB+     A3     10,000,000        6.625% due 6/15/1998                        9,998,700      10,049,300
                  BBB+     A3      8,750,000        6.55% due 5/15/1999                         8,745,800       8,763,912
                  BBB+     A3      5,000,000        6.85% due 5/15/2001                         4,995,950       5,020,250
                  BBB+     A3     11,000,000    Loral Corporation, 8.375% due 6/15/2024        11,056,040      11,980,430
                  BBB+     A3      4,000,000    Martin Marietta Corp., 7.375% due
                                                    4/15/2013                                   3,846,440       3,979,520
                                                McDonnell Douglas Financial Corp.:
                  A-       Baa1    7,500,000        6.13% due 12/23/1998                        7,484,550       7,353,225
                  A-       Baa1    5,000,000        6.30% due 10/20/1999                        5,029,550       4,886,250
                  BBB      Baa3   17,000,000    Seagate Technology, Inc., 7.125% due
                                                    3/01/2004                                  16,970,250      16,973,990
                                                                                           --------------  --------------
                                                                                              137,351,163     137,077,548

Industrial--      BBB+     Baa2   10,000,000    American Stores Co., 7.90% due 5/01/2017        9,996,100      10,221,700
Services--16.0%   A+       A1     10,000,000    Bass America, Inc., 8.125% due 3/31/2002       10,250,610      10,557,500
                  A        A2      8,000,000    Carnival Cruise Lines, Inc., 7.70%
                                                    due 7/15/2004                               8,076,380       8,242,480
                  BBB+     Baa2   10,000,000    Circus Circus Enterprises, Inc., 6.70%
                                                    due 11/15/2096                              9,977,700       9,672,100
                                                Columbia/HCA Healthcare Corp.:
                  A-       A2      9,000,000        6.87% due 9/15/2003                         9,101,160       8,987,400
                  A-       A2      5,500,000        7.05% due 12/01/2027                        5,158,380       5,111,975
                                                Dillard Department Stores, Inc.:
                  A+       A2      4,000,000        7.375% due 6/15/1999                        4,254,860       4,072,000
                  A+       A2      5,000,000        9.125% due 8/01/2011                        6,054,000       5,810,800
                  A+       A1      2,000,000    Electronic Data Systems Corp.,
                                                    6.85% due 5/15/2000                         1,998,420       2,015,680
                  A        A2      5,000,000    JC Penney & Co., 6.375% due 9/15/2000           4,991,900       4,958,850
                  AAA      Aaa     7,000,000    Johnson & Johnson, 8.72% due 11/01/2024         7,057,420       7,669,130
                  BBB-     Baa3    7,200,000    Kroger Company, 7.65% due 4/15/2007             7,188,264       7,369,560


Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes (continued)                                                                     Investment Grade Portfolio
Industrial--                                    News American Holdings, Inc.:
Services          BBB      Baa3  $ 4,000,000        9.125% due 10/15/1999                  $    4,298,640  $    4,216,960
(concluded)       BBB      Baa3   12,445,000        8.625% due 2/01/2003                       13,585,486      13,317,768
                  BBB      Baa3   10,000,000        8% due 10/17/2016                           9,699,900       9,901,100
                                                Oracle Corporation:
                  BBB+     Baa2    5,000,000        6.72% due 2/15/2004                         5,000,000       4,933,650
                  BBB+     Baa2    4,000,000        6.91% due 2/15/2007                         4,000,000       3,910,200
                                                Sears, Roebuck & Co.:
                  A-       A2      5,000,000        9.25% due 4/15/1998                         5,712,125       5,120,800
                  A-       A2      8,785,000        8.45% due 11/01/1998                        9,709,797       9,022,722
                  A-       A2      8,000,000        6.82% due 10/17/2002                        8,016,320       7,966,320
                                                Service Corporation International:
                  BBB+     Baa1    7,000,000        6.75% due 6/01/2001                         6,978,580       6,992,580
                  BBB+     Baa1    9,500,000        7.20% due 6/01/2006                         9,235,900       9,538,475
                                                Time Warner Entertainment Co.:
                  BBB-     Baa3    6,000,000        8.875% due 10/01/2012                       6,624,540       6,620,040
                  BBB-     Baa3    5,000,000        8.375% due 3/15/2023                        5,281,450       5,134,950
                  AA       Aa2    14,345,000    Wal-Mart Stores, Inc., 8.50% due
                                                    9/15/2024                                  14,488,240      15,111,597
                                                Walt Disney Co.:
                  A        A2      5,500,000        6.375% due 3/30/2001                        5,500,000       5,458,970
                  A        A2     15,191,414        6.85% due 1/10/2007++                      15,181,235      15,056,210
                                                                                           --------------  --------------
                                                                                              207,417,407     206,991,517

Industrial--      BBB      Baa2   14,500,000    CSX Corporation, 7.95% due 5/01/2027           14,424,890      14,863,805
Transportation--  BBB      Baa2    9,000,000    Federal Express Corporation, 9.65%
4.1%                                                due 6/15/2012                              10,137,590      10,600,560
                                                Norfolk Southern Corporation:
                  BBB+     Baa1    1,000,000        6.95% due 5/01/2002                           998,480       1,005,830
                  BBB+     Baa1    4,000,000        7.35% due 5/15/2007                         3,997,240       4,059,360
                  BBB+     Baa1    5,500,000        7.80% due 5/15/2027                         5,493,070       5,649,050
                                                Southwest Airlines, Inc.:
                  A-       A3     10,000,000        9.40% due 7/01/2001                        11,326,040      10,874,100
                  A-       A3      2,000,000        8% due 3/01/2005                            1,989,220       2,103,620
                  A-       A3      3,000,000        7.875% due 9/01/2007                        2,983,950       3,152,850
                                                                                           --------------  --------------
                                                                                               51,350,480      52,309,175

Utilities--       A+       A2      8,700,000    ALLTEL Corporation, 6.75% due 9/15/2005         8,566,020       8,565,585
Communications--                                GTE Corp.:
3.4%              A        A3      3,000,000        8.85% due 3/01/1998                         3,081,000       3,052,830
                  A        A3      7,500,000        9.375% due 12/01/2000                       8,235,170       8,107,875
                  A        A3      4,000,000        9.10% due 6/01/2003                         4,242,720       4,424,440
                  A        A3      3,000,000        10.30% due 11/15/2017                       3,285,270       3,188,880
                  AA       Aa3     2,000,000    Southwestern Bell Telecommunications
                                                    Corp., 6.125% due 3/01/2000                 2,011,250       1,982,320
                                                US West Capital Funding, Inc.:
                  BBB+     Baa1    5,000,000        6.85% due 1/15/2002                         4,998,050       4,994,650
                  BBB+     Baa1    6,000,000        7.90% due 2/01/2027                         6,000,000       6,061,200
                  BBB+     Baa1    3,000,000        7.95% due 2/01/2097                         2,970,000       3,022,410
                                                                                           --------------  --------------
                                                                                               43,389,480      43,400,190


Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

SCHEDULE OF INVESTMENTS (continued)

                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes (continued)                                                                     Investment Grade Portfolio
Utilities--       BBB+     Baa1  $13,500,000    Arizona Public Service Co., 7.625%
Electric--5.6%                                      due 3/15/1998                          $   13,708,305  $   13,650,795
                  A+       NR*     6,675,000    Duke Power Co., 8% due 11/01/1999               6,666,714       6,894,340
                  A+       A1      2,000,000    Georgia Power Co., 6.125% due 9/01/1999         1,961,420       1,988,040
                  AA-      A1      5,000,000    Northern States Power Company, 7.125%
                                                    due 7/01/2025                               5,305,900       4,877,200
                                                Pennsylvania Power & Light Co.:
                  A-       A3      6,000,000        5.50% due 4/01/1998                         5,972,220       5,976,600
                  A-       A3      3,000,000        6.875% due 2/01/2003                        3,048,870       2,999,220
                                                Public Service Electric & Gas Co.:
                  A-       A3      7,000,000        7.125% due 11/01/1997                       7,058,870       7,025,900
                  A-       A3     10,000,000        6.50% due 6/01/2000                         9,995,705       9,997,500
                  AA-      A1      5,000,000    TECO Energy, Inc., 9.27% due 6/12/2000          5,000,000       5,347,600
                  BBB      Baa2    5,000,000    Texas Utilities Electric Company, 8.175%
                                                    due 1/30/2037                               5,000,000       5,031,800
                  A        A2      8,500,000    Virginia Electric & Power Co., 8.625%
                                                    due 10/01/2024                              8,377,160       9,071,285
                                                                                           --------------  --------------
                                                                                               72,095,164      72,860,280

Yankee            AA-      Aa2     6,000,000    ABN AMRO Bank, 7.125% due 6/18/2007 (2)         5,997,060       6,013,620
Corporates*--     A+       A1      6,000,000    Australia & New Zealand Banking Group
11.7%                                               Ltd., 7.55% due 9/15/2006 (2)               5,990,880       6,152,160
                  A-       A3      8,200,000    British Aerospace PLC, 7.50% due
                                                    7/01/2027 (6)                               8,139,074       8,101,682
                  BBB      Baa1    5,075,000    China International Trust, 9%
                                                    due 10/15/2006 (2)                          5,544,336       5,609,245
                  A+       NR*     4,000,000    China Light & Power Company Ltd., 7.50%
                                                    due 4/15/2006 (6)                           3,974,520       4,067,000
                                                Enersis S.A. (6):
                  A-       Baa1    2,500,000        6.90% due 12/01/2006                        2,493,550       2,428,200
                  A-       Baa1    7,000,000        7.40% due 12/01/2016                        6,963,040       6,782,510
                  A-       Baa1    4,000,000        6.60% due 12/01/2026                        3,992,400       3,901,720
                                                Ford Capital B.V. (2):
                  A+       A1     10,000,000        9.875% due 5/15/2002                       10,531,200      11,251,000
                  A+       A1      3,995,000        9.50% due 6/01/2010                         4,430,215       4,698,160
                  A+       A2      4,000,000    Grand Metropolitan Investment Corp.,
                                                    6.50% due 9/15/1999 (2)                     4,000,000       4,008,920
                  A-       Baa1    6,000,000    HSBC Americas Inc., 7% due 11/01/2006 (2)       5,949,600       5,892,180
                                                Husky Oil Ltd. (6):
                  BBB      Baa3    6,000,000        6.875% due 11/15/2003                       5,984,040       5,915,160
                  BBB      Baa3    3,000,000        7.125% due 11/15/2006                       2,986,590       2,965,170
                  BBB      Baa3    6,000,000        7.55% due 11/15/2016                        5,975,940       5,903,340
                  A-       A3      5,000,000    Israel Electric Corp. Ltd., 7.25%
                                                    due 12/15/2006 (6)                          4,990,500       4,946,025
                  AA-      A1     11,000,000    Korea Electric Power Corporation, 8%
                                                    due 7/01/2002 (6)                          11,572,110      11,520,960
                  A+       A3      5,500,000    Mass Transit Railway Corp., 7.25%
                                                    due 10/01/2005 (7)                          5,663,700       5,516,500
                  A        A2      6,250,000    Maybank New York, 7.125% due 9/15/2005 (2)      6,217,937       6,220,937
                  A        A1      2,000,000    Midland Bank PLC, 7.625% due 6/15/2006 (2)      1,995,240       2,059,700


Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

SCHEDULE OF INVESTMENTS (concluded)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes (concluded)                                                                     Investment Grade Portfolio
Yankee            A+       A1    $12,000,000    Petroliam Nasional BHD, 6.875% due
Corporates*                                         7/01/2003 (6)                          $   11,929,530  $   11,973,792
(concluded)       BBB+     A3      9,500,000    State Development Bank of China,
                                                    7.375% due 2/01/2007 (2)                    9,496,865       9,504,750
                  A+       A1      6,500,000    Telekom Malaysia BHD, 7.125% due
                                                    8/01/2005 (6)                               6,668,405       6,513,279
                  A        A2      9,000,000    WMC (Western Mining Corp.) Finance Ltd.,
                                                    7.25% due 11/15/2013 (4)                    9,089,100       8,830,080
                                                                                           --------------  --------------
                                                                                              150,575,832     150,776,090

Yankee            AAA      Aaa     4,000,000    Export-Import Bank of Japan, 8.35%
Sovereign*--                                        due 12/01/1999 (3)                          4,226,640       4,168,520
1.8%              AA-      A1      9,000,000    Korea Development Bank, 6.625% due
                                                    11/21/2003 (2)                              9,045,790       8,755,830
                  BBB-     Baa3   10,000,000    Poland Government Bonds, 7.125% due
                                                    7/01/2004 (5)                               9,980,500       9,980,500
                                                                                           --------------  --------------
                                                                                               23,252,930      22,904,850


                                                Total Investments in
                                                Bonds & Notes--95.8%                        1,238,397,334   1,237,411,473


Short-Term Securities


Repurchase                        60,756,000    Morgan (J.P.) & Company, Inc.,
Agreements**--4.7%                                  purchased on 6/30/1997 to
                                                    yield 6% to 7/01/1997                      60,756,000      60,756,000


                                                Total Investments in
                                                Short-Term Securities--4.7%                    60,756,000      60,756,000


Total Investments--100.5%                                                                  $1,299,153,334   1,298,167,473
                                                                                           ==============
Liabilities in Excess of Other Assets--(0.5%)                                                                  (6,591,094)
                                                                                                           --------------
Net Assets--100.0%                                                                                         $1,291,576,379
                                                                                                           ==============


Net Asset         Class A--Based on net assets of $566,607,115 and 50,418,616 shares outstanding           $        11.24
Value:                                                                                                     ==============
                  Class B--Based on net assets of $602,082,436 and 53,575,558 shares outstanding           $        11.24
                                                                                                           ==============
                  Class C--Based on net assets of $51,421,168 and 4,574,057 shares outstanding             $        11.24
                                                                                                           ==============
                  Class D--Based on net assets of $71,465,660 and 6,355,435 shares outstanding             $        11.24
                                                                                                           ==============


  *Corresponding industry groups for foreign securities which are denominated in US dollars:
   (1)Government Entity; Guaranteed by the Province.
   (2)Financial Institution.
   (3)Government Entity; Guaranteed by Japan.
   (4)Industrial Mining.
   (5)Government Entity.
   (6)Industrial.
   (7)Transportation.
 **Repurchase Agreements are fully collateralized by US Government
   Obligations.
 ++Subject to principal paydowns.
(a)Floating Rate Note.

Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

SCHEDULE OF INVESTMENTS
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes                                                                                Intermediate Term Portfolio
US Government                                   United States Treasury Bonds & Notes:
Obligations--4.8% AAA      Aaa   $ 3,000,000        7.75% due 12/31/1999                   $    3,122,344  $    3,107,340
                  AAA      Aaa     1,000,000        5.875% due 2/15/2000                          989,375         992,030
                  AAA      Aaa     2,000,000        5.75% due 10/31/2000                        1,963,750       1,968,120
                  AAA      Aaa     4,500,000        5.625% due 2/28/2001                        4,383,281       4,399,470
                  AAA      Aaa     1,000,000        8% due 5/15/2001                            1,070,000       1,056,250
                  AAA      Aaa     1,000,000        6.50% due 5/15/2005                         1,003,420         998,120
                  AAA      Aaa     7,800,000        6.625% due 5/15/2007                        7,887,094       7,864,584
                                                                                           --------------  --------------
                                                                                               20,419,264      20,385,914

Asset-Backed      AAA      Aaa     2,000,000    First Bank Corporate Card Master
Securities++                                        Trust, 6.40% due 2/15/2003                  1,997,545       1,979,420
--0.5%

Banking--         BBB+     A3      4,000,000    BB&T Corporation, 7.25% due 6/15/2007           3,981,320       4,008,960
14.9%             A        A2      3,500,000    Bank of New York Company, Inc. (The),
                                                    7.875% due 11/15/2002                       3,873,450       3,659,320
                                                BankAmerica Corp.:
                  A        A2      4,000,000        7.50% due 10/15/2002                        4,268,880       4,111,880
                  A+       A1      3,000,000        7.125% due 5/12/2005                        2,956,500       3,002,550
                  A        A2      9,000,000    First Chicago Corp., 9% due 6/15/1999           9,548,820       9,417,780
                  A-       A3      6,000,000    Mellon Financial, 6.875% due 3/01/2003          5,483,220       5,973,180
                  A+       A1     11,500,000    NationsBank Corporation, 6.65% due
                                                    4/09/2002                                  11,423,540      11,391,900
                                                Norwest Corp.:
                  AA-      Aa3     7,000,000        6.25% due 4/15/1999                         6,977,040       6,995,660
                  A+       A1      1,000,000        6.625% due 3/15/2003                        1,003,060         986,210
                  AA+      Aa2     5,000,000    Wachovia Corporation, 6% due 3/15/1999          4,890,950       4,987,000
                  BBB      A3      9,000,000    Washington Mutual Inc., 7.25% due
                                                    8/15/2005                                   8,930,520       9,027,000
                                                                                           --------------  --------------
                                                                                               63,337,300      63,561,440

Canadian                                        Province of Quebec (Canada) (3):
Provinces*--      A+       A2      5,000,000        7.50% due 7/15/2002                         5,296,190       5,134,050
2.5%              A+       A2      5,000,000        8.80% due 4/15/2003                         5,538,670       5,441,150
                                                                                           --------------  --------------
                                                                                               10,834,860      10,575,200

Federal           AAA      Aaa     2,500,000    Federal National Mortgage Association,
Agencies--                                          7.85% due 9/10/2004                         2,496,484       2,555,475
0.6%

Finance--5.6%     BB       Ba2    10,000,000    Advanta Corp., 6.26% due 9/01/1997              9,994,300       9,984,500
                                                Beneficial Corporation:
                  A        A2      3,000,000        6.42% due 1/15/2002                         2,949,270       2,954,430
                  A        A2      5,800,000        7.75% due 11/08/2002                        6,080,604       6,021,908
                  A-       Baa1    5,000,000    Finova Capital Corp., 6.375% due
                                                    10/15/2000                                  4,980,700       4,946,800
                                                                                           --------------  --------------
                                                                                               24,004,874      23,907,638


Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio

SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes (continued)                                                                    Intermediate Term Portfolio
Finance--         BBB      Baa2  $11,580,000    Alex Brown Inc., 7.625% due 8/15/2005      $   11,797,083  $   11,835,455
Other--9.5%                                     Bear Stearns Companies, Inc.:
                  A        A2      2,000,000        6.50% due 7/05/2000                         1,996,360       1,996,360
                  A        A2      2,000,000        6.75% due 5/01/2001                         1,993,680       1,998,500
                  A        A2      3,000,000        8.75% due 3/15/2004                         3,224,430       3,267,990
                  A+       A1      6,250,000    Dean Witter, Discover & Co., 6.75%
                                                    due 8/15/2000                               6,226,438       6,266,250
                                                Salomon Inc.:
                  BBB      Baa1    8,000,000        6.50% due 3/01/2000                         8,000,000       7,959,680
                  BBB      Baa1    4,000,000        7.20% due 2/01/2004                         3,996,680       3,978,680
                  A        A2      1,000,000    Smith Barney Holdings Inc., 7.375%
                                                    due 5/15/2007                                 999,110       1,008,150
                  A+       A1      2,000,000    The Travelers Corp., 9.50% due
                                                    3/01/2002                                   2,168,400       2,207,760
                                                                                           --------------  --------------
                                                                                               40,402,181      40,518,825

Industrial--                                    Anheuser-Busch Cos., Inc.:
Consumer--6.0%    A+       A1      5,481,000        8.75% due 12/01/1999                        6,189,909       5,755,598
                  A+       A1      8,000,000        7.10% due 6/15/2007                         7,993,680       8,024,000
                                                Nabisco, Inc.:
                  BBB      Baa2    5,000,000        6.70% due 6/15/2002                         4,997,050       4,932,900
                  BBB      Baa2    3,000,000        6.85% due 6/15/2005                         2,994,300       2,935,590
                  A        A2      3,500,000    Philip Morris Cos., Inc., 9% due 1/01/2001      3,576,195       3,724,210
                                                                                           --------------  --------------
                                                                                               25,751,134      25,372,298

Industrial--                                    Texaco Capital Inc.:
Energy--1.0%      A+       A1      2,000,000        6.875% due 7/15/1999                        1,996,120       2,021,340
                  A+       A1      2,000,000        9% due 12/15/1999                           2,342,460       2,112,940
                                                                                           --------------  --------------
                                                                                                4,338,580       4,134,280

Industrial--      BBB      Baa2    4,000,000    Applied Materials Inc., 6.65%
Manufacturing--                                     due 9/05/2000                               4,000,000       3,986,960
9.5%              A+       A1      5,000,000    Ford Motor Credit Co., 7.75% due
                                                    3/15/2005                                   4,995,450       5,187,650
                                                General Motors Acceptance Corp.:
                  A-       A3      2,000,000        7.60% due 1/20/1998                         1,957,400       2,016,040
                  A-       A3      5,000,000        6.625% due 10/01/2002                       4,991,000       4,955,500
                  A-       A3      2,000,000        7.125% due 5/01/2003                        1,989,780       2,021,760
                                                Lockheed Martin Corp.:
                  BBB+     A3      1,000,000        6.625% due 6/15/1998                          999,870       1,004,930
                  BBB+     A3      2,500,000        6.55% due 5/15/1999                         2,498,800       2,503,975
                  BBB+     A3      8,000,000        6.85% due 5/15/2001                         8,018,810       8,032,400
                  A-       Baa1    5,000,000    McDonnell Douglas Corporation,
                                                    6.30% due 10/20/1999                        5,029,550       4,886,250
                  BBB      Baa3    6,000,000    Seagate Technology, 7.125% due 3/01/2004        5,989,500       5,990,820
                                                                                           --------------  --------------
                                                                                               40,470,160      40,586,285

Industrial--      A+       A1      3,000,000    Bass America, Inc., 6.625% due 3/01/2003        2,825,520       2,970,000
Services--        A        A2      6,000,000    Carnival Cruise Lines, Inc., 7.70%
21.3%                                               due 7/15/2004                               5,952,060       6,181,860
                  A-       A2      7,000,000    Columbia/HCA Healthcare Corp., 6.87%
                                                    due 9/15/2003                               7,043,300       6,990,200
                  BBB-     Ba1     4,000,000    Comcast Corporation, 8.375%
                                                    due 5/01/2007                               4,060,680       4,254,912
                  A+       A1      3,500,000    Electronic Data Systems Corp., 6.85%
                                                    due 5/15/2000                               3,497,235       3,527,440
                  A        A2      5,000,000    JC Penney & Co., 6.375% due 9/15/2000           4,991,900       4,958,850


Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio


SCHEDULE OF INVESTMENTS (continued)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes (continued)                                                                    Intermediate Term Portfolio
Industrial--      BBB-     Ba1   $10,000,000    La Quinta Inns, Inc., 7.25% due
Services                                            3/15/2004                              $    9,949,000  $    9,739,900
(concluded)                                     News American Holdings, Inc.:
                  BBB      Baa3    4,000,000        8.625% due 2/01/2003                        4,286,440       4,280,520
                  BBB      Baa3    4,500,000        8.50% due 2/15/2005                         4,677,305       4,792,140
                  BBB+     Baa2    1,000,000    Oracle Corporation, 6.91% due 2/15/2007         1,000,000         977,550
                                                Sears, Roebuck & Co.:
                  A-       A2      2,500,000        9.25% due 4/15/1998                         2,837,275       2,560,400
                  A-       A2      7,000,000        8.45% due 11/01/1998                        7,762,380       7,189,420
                  A-       A2      5,550,000    Sears Roebuck Acceptance Corp.,
                                                    6.22% due 3/25/1999                         5,478,183       5,543,118
                                                Service Corporation International:
                  BBB+     Baa1    1,000,000        6.75% due 6/01/2001                           996,940         998,940
                  BBB+     Baa1    1,500,000        7.20% due 6/01/2006                         1,495,455       1,506,075
                                                TCI Communications Inc.:
                  BBB-     Ba1     3,000,000        8.65% due 9/15/2004                         3,099,270       3,165,960
                  BBB-     Ba1     5,500,000        8% due 8/01/2005                            5,561,380       5,587,890
                                                Time Warner Entertainment:
                  BBB-     Baa3    5,000,000        7.95% due 2/01/2000                         5,172,300       5,140,450
                  BBB-     Ba1     5,000,000        9.625% due 5/01/2002                        5,586,000       5,525,900
                  A        A2      4,980,791    Walt Disney Co., 6.85% due 1/10/2007            4,977,454       4,936,462
                                                                                           --------------  --------------
                                                                                               91,250,077      90,827,987

Industrial        BB+      Baa3    4,310,000    AMR Corporation, 9.50% due 7/15/1998            4,606,528       4,452,015
Transportation--  AA       A1      4,000,000    Boeing Co. (The), 6.35% due 6/15/2003           3,599,960       3,915,520
5.3%                                            Norfolk Southern Corporation:
                  BBB+     Baa1    5,000,000        6.95% due 5/01/2002                         4,992,400       5,029,150
                  BBB+     Baa1    1,000,000        7.35% due 5/15/2007                           999,310       1,014,840
                                                Southwest Airlines, Inc.:
                  A-       A3      6,500,000        9.40% due 7/01/2001                         7,564,180       7,068,165
                  A-       A3      1,000,000        8% due 3/01/2005                              994,610       1,051,810
                                                                                           --------------  --------------
                                                                                               22,756,988      22,531,500

Utilities--       A+       A2      4,000,000    Alltel Corporation, 6.75% due 9/15/2005         3,938,400       3,938,200
Communications--                                GTE Corporation:
4.1%              A        A3      1,000,000        9.375% due 12/01/2000                       1,090,310       1,081,050
                  A        A3      2,000,000        9.10% due 6/01/2003                         2,194,920       2,212,220
                  A        A2      6,000,000    MCI Communications Corporation,
                                                    6.95% due 8/15/2006                         5,980,200       6,000,780
                  AA       Aa3     2,200,000    Southwestern Bell Capital Corp.,
                                                    6.625% due 4/01/2005                        2,108,590       2,160,752
                  BBB+     Baa1    2,000,000    US West Capital Funding, Inc.,
                                                    6.85% due 1/15/2002                         1,979,920       1,997,860
                                                                                           --------------  --------------
                                                                                               17,292,340      17,390,862

Utilities--       BBB+     Baa1    4,000,000    Arizona Public Service Company,
Electric--                                          6.75% due 11/15/2006                        3,905,840       3,903,240
3.0%              NR*      NR*     2,000,000    Centerior Energy Corporation, 7.13%
                                                    due 7/01/2007                               2,000,000       2,013,500
                  A-       A3      2,000,000    PSE&G Capital Corp., 6.50% due 6/01/2000        1,999,120       1,999,500
                                                Pennsylvania Power & Light Co.:
                  A-       A3      4,000,000        5.50% due 4/01/1998                         3,991,280       3,984,400
                  A-       A3      1,000,000        6.875% due 2/01/2003                        1,016,290         999,740
                                                                                           --------------  --------------
                                                                                               12,912,530      12,900,380


Merrill Lynch Corporate Bond Fund Inc.,
Investment Grade Portfolio & Intermediate Term Portfolio


SCHEDULE OF INVESTMENTS (concluded)
                   S&P    Moody's     Face
Industries        Rating   Rating    Amount                Issue                                Cost              Value

Bonds & Notes (concluded)                                                                    Intermediate Term Portfolio
Yankee            A-       Baa1  $ 1,500,000    Enersis S.A., 6.90% due 12/01/2006 (3)     $    1,496,130  $    1,456,920
Corporates*--     A+       A1      2,000,000    Ford Capital B.V., 9.875% due
7.3%                                                    5/15/2002 (4)                               2,300,380       2,250,200
                  A+       A2      3,000,000    Grand Metropolitan Investment Corp.,
                                                    6.50% due 9/15/1999 (4)                     3,040,120       3,006,690
                  A-       Baa1    1,000,000    HSBC Americas Inc., 7% due 11/01/2006 (4)         991,600         982,030
                  BBB      Baa3    1,500,000    Husky Oil Ltd., 7.125% due 11/15/2006 (3)       1,493,295       1,482,585
                  A-       A3      2,000,000    Israel Electric Corp. Ltd., 7.25% due
                                                    12/15/2006 (3)                              1,996,200       1,978,410
                  A+       A1      2,000,000    Petroliam Nasional BHD, 6.875% due
                                                    7/01/2003 (3)                               1,972,960       1,995,632
                  BBB+     A3      5,000,000    Philips Electronics N.V., 7.75% due
                                                    4/15/2004 (3)                               5,430,750       5,145,100
                  A+       A1      7,500,000    Telekom Malaysia BHD, 7.125% due
                                                    8/01/2005 (3)                               7,712,135       7,515,322
                  A        A2      5,000,000    Tenaga Nasional BHD, 7.625% due
                                                    4/29/2007 (3)                               4,992,200       5,139,955
                                                                                           --------------  --------------
                                                                                               31,425,770      30,952,844

Yankee            AA-      A1      2,000,000    Korea Development Bank, 6.625% due
Sovereign*--                                        11/21/2003 (2)                              2,003,170       1,945,740
1.3%                                            People's Republic of China (1):
                  BBB+     NR*     1,000,000        6.625% due 1/15/2003                          995,160         978,880
                  BBB      A3      1,500,000        7.75% due 7/05/2006                         1,475,865       1,549,755
                  BBB-     Baa3    1,000,000    Poland Government Bonds, 7.125%
                                                    due 7/01/2004 (1)                             998,050         998,050
                                                                                           --------------  --------------
                                                                                                5,472,245       5,472,425


                                                Total Investments in
                                                Bonds & Notes--97.2%                          415,162,332     413,652,773

Short-Term Securities


Repurchase                         9,106,000    Morgan (J.P.) & Company, Inc.,
Agreements**--2.1%                                  purchased on 6/30/1997 to
                                                    yield 6% to 7/01/1997                       9,106,000       9,106,000


                                                Total Investments in
                                                Short-Term Securities--2.1%                     9,106,000       9,106,000


Total Investments--99.3%                                                                   $  424,268,332     422,758,773
                                                                                           ==============
Other Assets Less Liabilities--0.7%                                                                             2,768,347
                                                                                                           --------------
Net Assets--100.0%                                                                                         $  425,527,120
                                                                                                           ==============


Net Asset         Class A--Based on net assets of $195,481,053 and 17,221,777 shares outstanding           $        11.35
Value:                                                                                                     ==============
                  Class B--Based on net assets of $163,981,699 and 14,445,892 shares outstanding           $        11.35
                                                                                                           ==============
                  Class C--Based on net assets of $3,986,711 and 351,338 shares outstanding                $        11.35
                                                                                                           ==============
                  Class D--Based on net assets of $62,077,657 and 5,468,537 shares outstanding             $        11.35
                                                                                                           ==============



  *Corresponding industry groups for foreign securities which are denominated in US dollars:
   (1)Government Entity.
   (2)Financial Institution; Government-Owned & Guaranteed.
   (3)Industrial.
   (4)Financial Institution.
 **Repurchase Agreements are fully collateralized by US Government
   Obligations.
 ++Subject to principal paydowns.




